Exhibit 99.5 Schedule 1

Diligence Id	Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
7872754	XX	XX	4/XX/2024	XX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on 04/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) Debts - Not Verified-

The loan file is missing documentation verifying the monthly HOI premium for property located at XX. Additional conditions may apply.

Response 1 (04/XX/2024 2:10PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Lender Exception provided for "payment shock." Proceed with payment shock 656.843%. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Credit Score-

Lender Exception provided for "FICO". Both borrower and co-borrower have to meet minimum credit score for loan program. Co-borrower does not with a 627 credit score. Determined non-material based on compensating factors (waived).

(Open) Assets - Minimum Reserves-

Lender Exception provided for "6 months reserves required". Proceed with 3 month reserves. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 3/XX/2024, which supports the appraised value.	Compensating factors: living in current primary 22yrs, same business 29+ yrs, residual income Compensating factors: years at present address 22yrs, 29+ years on job, 80% LTV Compensating factors: 29+ years on job, 22yrs at current address, residual income	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7871729	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7871728	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7871727	XX	XX	4/XX/2024	XX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 04/XX/2024. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.374% and the calculated APR 9.298%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 03/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

Using the greater of the disclosed APR 9.374% and the calculated APR 9.298%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 03/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 04/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional . Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 3/XX/24 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7875829	XX	XX	4/XX/2024	XX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 04/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.092% and the calculated APR 9.047%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 03/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 04/XX/2024. Desk Review and Credit Report Fees. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7872755	XX	XX	4/XX/2024	XX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.827% and the calculated APR 9.753%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 04/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7867684	XX		XX	3/XX/2024	XX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7753252	XX	XX	7/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.944% and the calculated APR 8.878%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 06/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender name is inaccurate and the NMLS disclosed on the CD issued on 07/XX/2023 does not match the NMLS Registry site for the correct Lender.

Response 1 (10/XX/2023 12:06PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Liabilities - Excluded Debts-

The lender approval conditioned for proof the charge-offs with XX $4437 and XX $12,980 were paid in full either prior to or at closing. The loan file was missing documentation supporting both charge off accounts were paid in full.

Response 1 (10/XX/2023 3:36PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The final loan application lists a newly opened credit debt with THD that was not verified on the credit report and not independently verified.

Response 1 (10/XX/2023 3:37PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/XX/2023 which supports the original appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7767721	XX	XX	7/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XX or more, and the transaction's total points and fees is $26,045.40, which exceeds 5 percent of the total loan amount of $XX. The following points and fees were included in the calculation: Appraisal Review Fee ($150), Mortgage Broker Fee ($7,786.80), Loan Discount Points ($15,573.60), Processing Fee ($1,040) and Underwriting Fee ($1,495). A cost to cure in the amount of $1,441.56 is required.

Response 1 (09/XX/2023 4:33PM)
The information provided is not sufficient to cure the finding. The undiscounted rate has not been provided to be able to exclude the discount points, please provide undiscounted rate. (Upheld)

Response 2 (10/XX/2023 11:05AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 7/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/XX/2023 4:35PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 7/XX/2023. (Desk Review Fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/XX/2023 4:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $26,045.40, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Points-$15.573.60, Processing-$1,040.00, Underwriting-$1,495.00, Broker Fee-$7,786.80, and Appraisal Review-$150.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $11,283.10 is required.

Response 1 (09/XX/2023 5:11PM)
The loan is Non-QM. (Resolved)

									(Clear) Debts - Not Verified- The application lists an "other liability" SYNCB/BRANDSMART with a monthly payment of $129 that was not documented. Response 1 (09/XX/2023 11:50AM) Documentation received is sufficient. (Resolved) (Open) Income - Rental Property Income- Exception made for not having 2 months rental income verified from retained property.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/XX/2023, which supports the appraised value.	Compensating factors: 35% DTI, 775 FICO, 15 years employment	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7767727	XX	XX	7/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. In addition, the invoice provided in the loan file reflects the increase was paid on 05/XX/2023 therefore if there was a valid reason the LE issued 06/XX/2023 was not provided within 3 days of the change. A cost to cure in the amount of $699.25 was required, of which $569.50 was applied for the addition of the final inspection fee and the increase to the transfer taxes. A cost to cure in the amount of $129.75 is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/XX/2023 2:30PM)
The documentation provided is not sufficient to cure the finding. The appraisal invoice dated 05/XX/2023 discloses the borrower paid the increased appraisal fee of $555.00 outside of closing on 05/XX/2023. If the borrower paid the fee increase on 05/XX/2023, this indicates the lender was aware of the fee increase at that time. A cost to cure in the amount of $129.75 is required. (Upheld)

Response 2 (11/XX/2023 9:27AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XX or more, and the transaction's total points and fees is $15,113.00, which exceeds 5 percent of the total loan amount of $XX. The following points and fees were included in the calculation: Desk Review Fee ($150), Mortgage Broker Fee ($6,745), Points ($6,723) and Underwriting Fee ($1,495). A cost to cure in the amount of $2,509.98 is required.

Response 1 (10/XX/2023 3:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 7/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (11/XX/2023 9:30AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 7/XX/2023. (Desk Review Fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $15,113.00, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Points-$6,723.00, Underwriting-$1,495.00, Broker Fee-$6,745.00, and Desk Review-$150.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $7,551.19 is required.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/XX/2023, that supports the value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
7824579	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Appraisal Review Fee and Credit Report fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.633% and the calculated APR 9.646%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a non-compliant HPML due to the following: Appraisal report was not provided at least 3 days prior to consummation.

Response 2 (01/XX/2024 5:30PM)
The documentation provided is not sufficient to cure the finding. An Appraisal Report Transfer letter does not provide evidence the Appraisal was provided to the borrower. Evidence the borrower was provided a copy of the appraisal at least 3 days prior to closing is required for the Federal HPML to be compliant. (Upheld)

Response 3 (01/XX/2024 1:28PM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (12/XX/2023 2:28PM)
The documentation provided is not sufficient to cure the finding. An appraisal e-mail and a desk review e-mail have been provided. It can not be determined the e-mail recipients for the appraisal is to the borrower.. (Upheld)

									(Clear) Program Parameters - Other- The subject loan does not meet Program Parameters. Guidelines state that all mortgages must be current up to the month prior to closing. The subject closed 11/XX/2023. Date of last activity for XX as reflected on the credit report is 9/2023. Response 1 (12/XX/2023 10:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
7826602	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk review fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other- Lender Exception provided for "Use w-2, 1099 and bank statement income. 1.5 yrs self-employed." Determined non-material based on compensating factors (waived). (Clear) Income - Tax Transcripts Missing- The W2 Tax Transcripts were not provided as required. Response 1 (01/XX/2024 11:09AM) Documentation received is sufficient. (Resolved) (Clear) Credit Missing - One or More Reports Missing- A gap credit or Undisclosed Debt Monitoring report was not provided as required. Response 1 (01/XX/2024 11:09AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023 which supports the appraised value.	Compensating factors: Years on job 13 yrs, years at present address 18 yrs	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7830154	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.117% and the calculated APR 10.074%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/XX/2023, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7830155	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.775% and the calculated APR 9.730%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. (Clear) State HPML- The loan is a nonprime home loan, as defined in the legislation. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on the borrower, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX of 50%. The subject loan was a 12 month bank statement income documentation program under the All Star guidelines. The loan file contained a bank statement for 2/XX/2023 that reflected a $21,000 transfer from the borrowers savings into the checking, which added to the total deposits. The origination underwriter did not deduct this as an ineligible deposit for income consideration, as a result after deducting the $21,000 transfer, the borrowers monthly income including the 20% business expense ratio was reduced from $5996.93 to $4330.24 increasing the DTI from 43.098% to 59.687% exceeding guidelines.

Response 1 (01/XX/2024 10:15AM)
Waiver granted by Investor. (Waived)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The loan file was missing the Self Employed Business Narrative Form as required when using the standard business expense ratio per the guidelines.

Response 1 (01/XX/2024 10:48AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 12/XX/2023 that supported the value.	700 score. 63.496% LTV. 25 months of reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7826606	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.510 and the calculated APR9.220, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Open) Verification Documentation - VOR- Verification of 12 months rental payments is required. The file contains an exception to allow VOR for 11 months from 1/XX/2023 - 12/XX/2023. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 11/XX/2023, that supports the value.	Comp factors - 7 months reserves, low DTI, self employed for over 14 years.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7830146	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.371% and the calculated APR 10.317%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7830153	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.966% and the calculated APR 9.912%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023; Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (01/XX/2024 11:43AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on 12/XX/2023 has a disclosed Finance Charge of $3,355,291.42, which is less than the system calculated Finance Charge of $3,355,416.42. The Finance Charge on the final CD is understated by $125.00, which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Points $1,965.63, Underwriting Fee $1,495.00, CPL Fee $25.00, E-Recording Fee $5.00, Payoff Processing Fee $125.00, Recording Service $30.00, Settlement Fee $1,211.50, and Prepaid Interest $7,332.87. A cost to cure in the amount of $125.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (01/XX/2024 3:15PM)
The documentation provided is not sufficient to cure the finding. Processing fees are prepaid finance charges and a payoff processing fee would also be considered a prepaid finance charge. This is a payoffs are required to complete the loan and would not otherwise be charged in a cash transaction. (Upheld)

Response 2 (01/XX/2024 11:47AM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) Program Parameters - Other- The loan file contains a lender exception for payment shock. Investor guidelines allow up to 300% subject loan is 523.38%. Compensating factors deem this as non-material. (waived) (Open) Program Parameters - LTV- The loan file contains a lender exception for LTV. Investor guidelines allow up top 80% subject property is at 85%. Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal to support the value.	Compensating Factors: Self-employed in the same industry 6 years- Strong FICO 766- Good DTI 33.08%. Compensating Factors: Self-employed in the same industry 6 years- Strong FICO 766- Good DTI 33.08%.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
7830147	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 11/XX/2023 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7830148	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.357% and the calculated APR 9.322%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Verification Documentation - VOR-

Lender guidelines and the conditional approval required a VOR with 12 months cancelled checks to support 0/30 on current primary residence. Documentation was not provided as required.

Response 1 (01/XX/2024 8:34AM)
Referenced documentation not received. (Upheld)

Response 2 (01/XX/2024 11:08AM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Total funds required for closing were $73,610 and for reserves in the amount of $14,852 for a total of $88,461. Total borrower funds documented were $86,329 resulting in a shortage for the required reserves in the amount of $2,132.

Response 1 (01/XX/2024 8:36AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 11/XX/2023 was provided and supported the appraised value.	745 score. 15.675% DTI. 75% LTV.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7826607	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Condo Questionnaire, Condo Budget, Project Review).

Response 1 (01/XX/2024 12:48PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

The file is missing Verification of Rent from landlord or property manager to evidence payment history for last 12 months..

Response 1 (01/XX/2024 12:51PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

THE HO6 insurance reflects an incorrect address for the subject property. The location is XX; however, the policy reflects an address of XX

Response 1 (01/XX/2024 10:36AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The file is missing documentation to support monthly PITIA payment of $1,089.80 for rental property.

Response 1 (01/XX/2024 12:50PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 11/XX/2023, that supports the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7826597	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. The loan file is missing the June 2023 bank statement used to verify income calculation.

Response 1 (01/XX/2024 3:14PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The loan file is missing documentation supporting the XX installment debt with an monthly payment of $1,523 and a current balance of $81,925 as indicated on the final 1003.

Response 1 (01/XX/2024 3:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The loan file is missing a gap credit report dated no more than 10 days prior to closing or any time after as required per investor guidelines.

Response 1 (01/XX/2024 3:16PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX report dated 8/XX/2023 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7830149	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 11/XX/2023, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Broker Fee added on revised LE 12/XX/2023. A cost to cure in the amount of $3,000.00 was required of which $26.50 was cured on the CD. A cost to cure in the amount of $2,973.50 is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (01/XX/2024 2:29PM)
The executive summary with the increased loan amount and appraised value is dated 11/XX/2023 and not within 3 days of the addition of the Broker fee. A cost to cure in the amount of $2,973.50 remains. (Upheld)

Response 2 (01/XX/2024 3:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 11/XX/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7830156	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.009% and the calculated APR 10.944%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Deed Preparation, Lender's Title Insurance Policy, and Miscellaneous Fee. A cost to cure in the amount of $34.39 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (01/XX/2024 2:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Appraisal Fee, Credit Report and Final Appraisal/Reinspection. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (01/XX/2024 2:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Assets - Other-

The loan file contains a Lender Exception provided for NFS's and Overdrafts on business income bank statements. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Property Type-

The loan file contained a Lender Exception provided for subject being a rural property. Determined non-material based on compensating factors (waived).

(Open) Verification - Employment History-

The loan file contained a Lender Exception provided for no CPA letter required as proof of self-employment and % of ownership. (Determined non-material based on compensating factors (waived).

(Open) Appraisal - Aged > 120 days-

The loan file contains a Lender Exception provided for expired appraisal on 12/XX/2023, 2 day extension granted to 12/XX/2023 to cover disbursement of the subject proceeds. Determined non-material based on compensating factors (waived).

(Clear) Debts - Not Verified-

The loan file is missing evidence of the Borrower's monthly child support obligations and continuance. Additional conditions may apply.

Response 1 (01/XX/2024 1:09PM)
Referenced documentation not received. (Upheld)

Response 2 (01/XX/2024 12:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

Lender guides requires on the subject property a mortgage payment history up to month prior to the Note. The origination credit report, dated 10/XX/2023, last reported the subject mortgage payment as of 09/2023 and the subject note date is 12/XX/2023. The loan file is missing evidence of the 10/2023 and 11/2023 payments being made on-time. Additional conditions may apply.

Response 1 (01/XX/2024 12:16PM)
November payment is not documented. (Upheld)

Response 2 (01/XX/2024 9:36AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 1/XX/2023 which supports the appraised value.	Compensating Factors: $9,880.90 Residual Income, 12 years Self-Employed and 52.811% LTV Compensating Factors: $9,880.90 Residual Income, 12 years Self-Employed and 52.811% LTV Compensating Factors: $9,880.90 Residual Income, 12 years Self-Employed and 52.811% LTV Compensating Factors: $9,880.90 Residual Income, 12 years Self-Employed and 52.811% LTV	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7812814	XX		XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Credit Report and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other- The loan file contains a lender exception for excessive payment shock of 419% at origination (limit of 300%). Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of 1.0.	Compensating Factors - 776 FICO, 16 year self-employment, $33k monthly disposable income.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7830152	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on 12/XX/2023 was signed and dated on 12/XX/2023 which was after consummation on 12/XX/2023. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i)

Response 1 (01/XX/2024 2:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Credit Report and Appraisal Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (01/XX/2024 2:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 11/XX/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7812807	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023: Credit Report and Desk Review. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (12/XX/2023 2:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. PITIA for REO at XX has not been fully verified. A mortgage statement is required to verify taxes and insurance are escrowed.

Response 1 (12/XX/2023 7:52AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines require all mortgages to be current at time of closing. Current is defined as up to the month prior to the note date. The note date is 11/XX/2023 so up to the 10/23 payment is required to be verified. XX has a DLA of 8/23 on the credit report with no additional documentation to support further payments made. The 9/23 and 10/23 mortgage payments are required to verify the current status.

Response 1 (12/XX/2023 7:53AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/XX/2023, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
7830151	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.144% and the calculated APR 10.095%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Appraisal - Other-

The appraisal provided indicates subject is tenant occupied, however the subject loan transaction is for a primary residence.

Response 1 (01/XX/2024 9:29AM)
Please update appraisal. (Upheld)

Response 2 (01/XX/2024 11:05AM)
Unable to clear. Exception is required. (Upheld)

Response 3 (02/XX/2024 1:57PM)
Waiver granted by Investor. (Waived)

(Clear) Income - Other/Missing-

The loan file is missing documentation supporting the borrowers percentage ownership in XX which is required per investor guidelines. Unable to verify income without the percentage verified. Income was calculated using assumed 50% due to business narrative form stating 2 owners.

Response 1 (01/XX/2024 7:39AM)
Documentation does not confirm XX ownership percentage. (Upheld)

Response 2 (02/XX/2024 3:07PM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The borrower on the appraisal is indicated as XX and the owner of Public Record is XX, however the borrowers name per the loan documenation is XX.

Response 1 (01/XX/2024 9:30AM)
Please update appraisal. (Upheld)

Response 2 (01/XX/2024 11:06AM)
Unable to clear. Exception is required. (Upheld)

Response 3 (02/XX/2024 1:56PM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The subject property was Quit Claimed to the borrower 10/XX/2023 and the subject note is dated 12/XX/2023. The borrower has owned the property for less than 3 months per the loan documentation provided. Per investor guidelines properties owned 3 months or less are not eligible for cash out and properties acquired through non-traditional transfer or title are not eligible for cash out until the property has been owned by the borrower for 12 months. The subject loan is not eligible for cash out per investor guidelines.

Response 1 (02/XX/2024 1:55PM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 11/XX/23 which supports the appraised value.	75% LTV. 36.686% DTI. 21 months of reserves. 75% LTV. 36.686% DTI. 21 months of reserves. 75% LTV. 36.686% DTI. 21 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7826598	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023: Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.546%) and the calculated APR (9.486%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file is missing documentation supporting the monthly PITI for XX.

Response 1 (01/XX/2024 2:31PM)
Mortgage statement for XX was not provided. (Upheld)

Response 2 (01/XX/2024 2:12PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Other-

the loan file is missing the FICO scores for the credit report.

Response 1 (01/XX/2024 2:30PM)
Credit report with scores provided is over 90 days prior to the Note. (Upheld)

Response 2 (01/XX/2024 9:22AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 11/XX/2023 which supports the appraised value.	60% LTV. $16,778 per month residual income. 26 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7826604	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Lender Exception provided for living rent free. Determined non-material based on compensating factors (waived).

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. Guidelines require a credit refresh (gap credit) or Undisclosed Debt Monitoring report within 10 days of the Note. The loan file is missing this documentation. Additional conditions may apply.

Response 1 (01/XX/2024 1:38PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Lender Exception provided for payment shock. The borrower was living rent free while subject was under remodel; therefore, payment shock over 300%. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 10/XX/23, which supports the appraised value.	Compensating factors: great reserves over $350K, low DTI < 4%, low LTV < 29%. Compensating factors: great reserves over $350K, low DTI < 4%, low LTV < 29%.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7830150	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.138% and the calculated APR 11.087%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State Disclosure - New Mexico Borrower Reasonable Tangible Net Benefit Disclosure/Missing-

The New Mexico Borrower Reasonable Tangible Net Benefit Disclosure is incomplete. The loan is a refinance; the New Mexico Borrower Reasonable Tangible Net Benefit Disclosure should have been completed. New Mexico Home Loan Protection Act N.M. Stat. Ann. 58-21A-4(b)

Response 1 (01/XX/2024 12:56PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Credit Score-

Lender Exception for credit score of 628 below the guideline requirement of 640 prior to consummation. Deemed Non-Material based on compensating factors.

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The subject loan has an LTV of 70.875% and 6 months PITI reserves of $32,525 were required. The loan file documented assets and loan proceeds totaling $30,499; therefore, the loan file was short $2,026 to meet the minimum reserve requirement per the guidelines.

Response 1 (01/XX/2024 10:45AM)
Reserve shortage is $2,026. (Upheld)

Response 2 (01/XX/2024 7:40AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 11/XX/2023 that supported the value.	Comp Factors - Residual Income $8625.80, LTV of 70.875%	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7855071	XX	XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.467% and the calculated APR 11.426%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) HOC - Late-

The Homeownership Counseling Disclosure (HOC) dated 12/XX/2023 was not disclosed within 3 days of the application date, 11/XX/2023. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)(1)

									(Open) Program Parameters - Other- Loan exception provided to allow 80% LTV even through co-borrower is a non-permanent resident alien. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 1/XX/24 which supports the appraised value.	Compensating factors: FICO 659 versus minimum required FICO 600; residual income $13,198 vs required $1,250	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7844795	XX	XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.957%) and the calculated APR (10.854%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023 . The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 02/XX/2024. Credit Report . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Open) Verification Documentation - VOR- The loan file contains a Lender Exception provided for borrower currently living rent free. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 01/XX/2024 which supported the appraisal value.	Compensating Factors: $155,544.47 Residual Income, Low DTI of 3.227% and 639 months reserves after closing	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7854616	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing HUD- The loan file is missing the Final HUD-1 for the subject transaction. Response 1 (03/XX/2024 11:09AM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- The loan file contains a lender exception for seasoning to use the appraised value. The subject property was purchased 8/XX/24 with a closing date on this transaction of 2/XX/24 a couple of days short of 6 months seasoning requirements. Determined non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX report dated 12/XX/2023 which supports the appraised value.	Compensating Factors: Good FICO 779- Strong reserves- Years with current self-employment 6+.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7844792	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on 01/XX/2024 has a disclosed Finance Charge of $949,477.15, which is less than the system calculated Finance Charge of $949,601.59. The Finance Charge on the final CD is understated by $124.44 which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Points - Loan Discount Fee $11,720.77, Document Storage $89.82, Electronic Recording Fee $15.00, Entity Fee $250.00, Mortgage Broker Fee $14,325.00, Prepaid Interest $123.00, Recording Service Fee $18.50, Releases Recording $35.00, Settlement or Closing Fee $495.00 and Underwriting Fee $1,495.00. A cost to cure in the amount of $124.44 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (02/XX/2024 11:33AM)
The documentation provided is not sufficient to cure the finding. The Final HUD provided is not for the subject property.. A cost to cure in the amount of $124.44 remains. (Upheld)

Response 2 (02/XX/2024 1:33PM)
The information provided is not sufficient to cure the finding. A Document Signing Fee was not charged on the Final CD issued on 01/XX/2024, fees included in the finance charge testing include: Points - Loan Discount Fee $11,720.77, Document Storage $89.82, Electronic Recording Fee $15.00, Entity Fee $250.00, Mortgage Broker Fee $14,325.00, Prepaid Interest $123.00, Recording Service Fee $18.50, Releases Recording $35.00, Settlement or Closing Fee $495.00 and Underwriting Fee $1,495.00. . A cost to cure in the amount of $124.44 remains. (Upheld)

Response 3 (02/XX/2024 2:26PM)
The documentation provided is not sufficient to clear the defect. The Document Signing fee payable to the title company are service charges and considered finance charges. A cost to cure in the amount of $124.44 remains. (Upheld)

Response 4 (03/XX/2024 12:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 01/XX/2024, Credit Report and Entity Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 01/XX/2024, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
7855074	XX	XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.935%) and the calculated APR (9.912%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 02/XX/2024. Credit Report Fee paid to the Broker. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7851773	XX	XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Open) State Regulations-

This loan failed the lender fees test due to the following finding: (NC §24-1.1A(e); NC 24-10(a), (g)). The loan is a first lien closed end mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest. Additionally, This loan failed the bona fide discount points test due to the following finding: (NC §24-1.1A (c)(1)(b)). The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Fee included in the test: Processing Fee $995.00.

(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on 02/XX/2024 has a disclosed Finance Charge of $484,742.79, which is less than the system calculated Finance Charge of $484,892.32. The Finance Charge on the final CD is understated by $149.53 which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Points $1,099.00, Electronic Recording Service Fee $5.00, Loan Origination Fee $1,545.00, Mortgage Broker Fee $7,329.83, Prepaid Interest $1,026.24, Broker Processing Fee $995.00, Admin/Processing Fee $150.00, Settlement or Closing Fee $575.00 and Wire Transfer Fee $50.00. A cost to cure in the amount of $149.53 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (03/XX/2024 3:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.341% and the calculated APR 8.308%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 02/XX/2024, Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7854621	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Occupancy- Lender's Exception - Lender allowed for borrower to live rent free, when the guides require 12 months of rental/mortgage history. Compensating factors deems as non-material. (Open) Program Parameters - Credit Score- Lender's Exception - Lender allowed for the borrower's credit score to be 622, when the minimum credit score is 640. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.	Compensating factors - Low DTI of 29.74%, $13,753.55 residual income per month. Compensating factors - Low DTI of 29.74%, $13,753.55 residual income per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7835093	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023: Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 11/XX/2023 and the consumer was not provided the disclosure within 3 days of the change, the increase to the following fee was not accepted as valid: Broker Fee on the revised LE issued on 11/XX/2023. A cost to cure in the amount of $56.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD, copy of the refund and proof of delivery.

Response 1 (01/XX/2024 12:28PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) Program Parameters - Other- Lender Exception provided for "allow payment shock to 310%)." Determined non-material based on compensating factors (waived). (Clear) Debts - Not Verified- The application lists a lease payment for XX with a balance of $35,949 and a monthly payment of $224.95 that was not verified on the credit report and not independently verified. Response 1 (01/XX/2024 11:29AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023, which supports the appraised value.	Compensating factors: DTI 26%, years on job 8 yrs	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7840100	XX		XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.094% the calculated APR 9.052%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Mortgage History - Missing/Incomplete- Primary mortgage(s) must be current at the time of closing (month prior to the note date). The subject transaction closed 1/XX/24 and the mortgage with XX Home date of last activity per the credit report was 11/XX/23. The payoff letter reflects interest due from 12/XX/23. A mortgage statement or other documentation to confirm the mortgage current through the 12/XX/23 missing from the file. Response 1 (02/XX/2024 9:04AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7832667	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.852%) and the calculated APR (10.799%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or 12/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 12/XX/2023 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7840098	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Non-Compliant-

Federal - HPML APR/Non-Compliant. The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.137% and the calculated APR 10.090% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a non-compliant HPML due to the following: Appraisal requirements have not been met.

Response 1 (02/XX/2024 11:27AM)
The loan is a non-compliant HPML due to the following: Appraisal requirements have not been met. Evidence a Copy of the Appraisal was received by the borrower at least 3 days prior to closing is required for loan to be considered a compliant Federal HPML with a EV2 grade. (Upheld)

Response 2 (02/XX/2024 2:06PM)
The documentation provided is not sufficient to cure the finding. An e-mail to the borrower sending the desk review was provided, the desk review report can not be used in lieu of the actual appraisal because although the desk review was conducted by a Certified Appraiser, they did not inspect the interior. If the appraisal was sent to the borrower via e-mail, provide for review. (Upheld)

Response 3 (02/XX/2024 12:51PM)
The documentation provided is sufficient to cure the finding. The loan is a Federal HPML. (Resolved)

(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on 01/XX/2024 has a disclosed Finance Charge of $629,687.45, which is less than the system calculated Finance Charge of $629,767.45. The Finance Charge on the final CD is understated by $80.00 which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Points - Loan Discount Fee $841.60, Document Signing Fee $125.00, Mortgage Broker Fee $8,715.00, Prepaid Interest $1,201.05, Recording Service Fee $9.00, Settlement or Closing Fee $425.00, and Underwriting Fee $1,495.00. A cost to cure in the amount of $80.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (02/XX/2024 11:37AM)
The information provided is not sufficient to cure the finding. The Document Signing fee in the amount of $125.00 is considered a PFC and included in the finance charge. A cost to cure in the amount of $80.00 remains. Additionally, rescission needs to be re-opened. (Upheld)

Response 2 (02/XX/2024 10:51AM)
The information provided is not sufficient to cure the finding. The borrower choose their own title company which results in the title fees being held to unlimited tolerance instead of 10% tolerance, choosing your own title company does not effect if a fee is a PFC and included in finance testing. The Document Signing fee is a PFC and included in finance charge testing. A cost to cure in the amount of $80.00 remains. (Upheld)

Response 3 (02/XX/2024 12:23PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 01/XX/2024. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Income - Social Security/Pension-

Social security benefits for the borrower were considered as effective income but sufficient supporting documentation was not found in the file.

Response 1 (02/XX/2024 12:03PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

Lender Exception provided for "No rural properties." Allow residential rural. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Credit Score-

Lender Exception provided for "640 minimum FICO." Allow 623 FICO Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Lender Exception provided for "Seasoning requirement on load mod 12 months/Grade C does not allow cash out." Allow to proceed as cash out. UW was switched and this condition then added. Determined non-material based on compensating factors (waived).

(Clear) Income - Other/Missing-

The December 2021 bank statement used in the asset calculation is missing from the file.

Response 1 (02/XX/2024 12:04PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023, which supports the appraised value.	Compensating factors: years on the job 12, years at present address 19 Compensating factors: years on job 12, years at present address 19 Compensation factors: years on job 12, years at present address 19	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7836992	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 01/XX/2024: Credit Report and Desk Review. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.912%) and the calculated APR (10.852%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

									(Open) Program Parameters - Credit Score- The borrower's credit scores are below the minimum allowable per guidelines. Lender Exception provided for FICO score 600. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type. Lender Exception provided for property being in a 55+ Community. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 12/XX/23, which supports the appraised value.	Compensating factors: DTI 31.553 when max is 50%; 9 months reserves when 6 months required. Compensating factors: DTI 31.553 when max is 50%; 9 months reserves when 6 months required.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7836474	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.386% and the calculated APR 10.317%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Income - Other/Missing-

Other Income documentation required by guidelines. Borrower's ownership % must be verified via CPA letter, tax preparer letter, operating agreement, or equivalent. This documentation is missing from the loan file.

Response 1 (02/XX/2024 10:28AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Lender exception prior to consummation for payment shock over 250%. Payment shock is verified at 594%. Determined non-material based on compensating factors (waived).

(Open) Credit - Other-

Lender exception prior to consummation for escrows waived. Guidelines state escrows are required for taxes and insurance unless exception is approved. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.	Compensating factors: residual income of $5,991.12, reserves of $294,475, and LTV of 64%. Compensating factors: residual income of $5,991.12, reserves of $294,475, and LTV of 64%.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7832669	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)

Response 1 (01/XX/2024 3:27PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on 12/XX/2023 was signed and dated at consummation, 12/XX/2023. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (01/XX/2024 3:31PM)
The documentation provided is not sufficient to cure the finding. The CD issued on 12/XX/2023 has already been provided. The CD issued on 12/XX/2023 was signed at closing on 12/XX/2023. Please provide a CD received by the borrower at least 3 days prior to closing. (Upheld)

Response 2 (01/XX/2024 3:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - LTV-

Lender Exception for LTV of 85.5% exceeding maximum guidelines of 80% prior to consummation. Deemed Non Material based on compensating factors. (waived)

(Open) Credit Report - Other-

Lender Exception for private VOR from previous residence to rate 4 of the 12 month housing rating prior to consummation. Deemed Non Material based on compensating factors. (waived)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The loan file is missing the private VOR to rate 4 of the 12 months housing payment verification as required per the lender exception and the guidelines.

Response 1 (01/XX/2024 1:50PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 10/XX/2023 that supported the value.	Comp Factors - Credit Score 750, Reserves $47,508/27 mos Comp Factors - Credit Score of 750, Reserves $47,508/27 mos	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7832661	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.778%) and the calculated APR (10.740%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan failed the MD COMAR higher-priced mortgage loan test. (Maryland COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR). The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review Fee, Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The Title Commitment in file reflected total tax liens for the borrower in the amount of $XX. Lender guidelines require all outstanding liens affecting title to be paid off prior to or at closing which did not occur. Lender guidelines will allow for Tax liens to remain open, and the loan file did contain an IRS installment agreement, the bank statements confirmed a recent payment history, and the monthly payment was included in the qualifying debt ratio; however, the loan file did not contain any documentation confirming the IRS account was current. In addition, lender guidelines require the balance of the lien to be included when determining the maximum CLTV for the program; however, the loan file did not contain a current balance for the lien, and based on the original amount of the lien it did not appear the CLTV inclusive of the lien would be within program parameters.

Response 1 (01/XX/2024 12:10PM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 12/XX/2023, which supported the appraisal value.	$24,000 per month residual income. 12 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7835087	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 12.076% and the calculated APR 12.072%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required per guidelines and is missing from the loan file.

Response 1 (01/XX/2024 12:30PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Lender exception prior to consummation for payment shock greater than 250%. Payment shock is verified at 279.56% and maximum allowable for LTV and FICO is 250%. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - LTV-

Lender exception prior to consummation for the LTV does not meet the program eligibility guidelines. Maximum LTV for 699 qualifying FICO is 85% and LTV is verified at 90%. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.	Compensating factors: residual income of $20,388.86, reserves of $30,769, and 3+ years in same self-employment business. Compensating factors: residual income of $20,388.86, reserves of $30,769, and 3+ years in same self-employment business.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7832658	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.446%) and the calculated APR (10.432%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7835095	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (01/XX/2024 8:48AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 12/XX/2023, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Final Appraisal/Reinspection. A cost to cure in the amount of $175 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (01/XX/2024 8:48AM)
Finding voided.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.379% and the calculated APR 9.360% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

									(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required via VOR is required per guidelines. Response 1 (01/XX/2024 7:56AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
7835086	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.041% and the calculated APR 11.026%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was incomplete or missing. Lender Exception provided for not having 12 month housing history due to primary residence owned solely by spouse. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 12/XX/2023, which supports the appraised value.	Compensating factors: DTI 22.083% when max is 43%, FICO 786 when minimum is 680.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
7832663	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender's Exception - Lender allowed for the payment shock to be over the max of 250% for a FTHB. As the payment shock for the borrower is 278.526%. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.	Compensating factors - Low DTI of 2.512%, 20 months reserves, $432,465.41 residual income per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7840099	XX		XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.047% and the calculated APR 9.977%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Borrower - Residency Alien Documentation- Lender Exception provided for "Permanent Resident card required." Replacement card requested - documentation of request in file. Borrower has not received yet. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 12/XX/2023, which supports the appraised value.	Compensating factors: reserves 73K, Experienced homeowner.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7832659	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.654%) and the calculated APR (9.624%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 12/XX/2023 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7841931	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.442%) and the calculated APR (9.424%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Credit Score - FICO Refresh-

Lender Exception for the borrowers credit score of 671 being below program guidelines of 680 for non warrantable condos prior to consummation. Deemed Non Material based on compensating factors.

(Open) Program Parameters - Other-

Lender Exception for the borrower having payment shock of 300%, which is above the first time homebuyer guidelines of 250% prior to consummation. Deemed Non Material based on compensating factors.

(Open) Program Parameters - Other-

Lender Exception for the loan file not documenting a 12 months rental history as required per first time homebuyer guidelines prior to consummation. Deemed Non Material based on compensating factors.

(Open) Condo - Other-

Lender Exception for the Non Warrantable condo showing deed restrictions and current litigation prior to consummation. Deemed Non Material based on compensating factors.

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 1/XX/2024 that supported the value.	Comp Factors - Residual Income $100,806.84, Reserves $20,664/7 mos Comp Factors - Residual Income $100,806.84, Reserves $20,664/7 mos Comp Factors - Residual Income $100,806.84, Reserves $20,664/7 mos Comp Factors - Residual Income $100,806.84, Reserves $20,664/7 mos	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7835090	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee and Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Credit Missing - One or More Reports Missing- Not all required credit reports are within the file. Guidelines require a credit refresh (gap credit) or Undisclosed Debt Monitoring report within 10 days of the Note. The loan file is missing this documentation. Additional conditions may apply. Response 1 (01/XX/2024 12:28PM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- The subject loan does not meet Program Parameters. Lender Exception provided for payment shock. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 12/XX/2023, which supports the appraised value.	Compensating factors: 5 years at present address, 7 years on the job, FICO 704.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7832670	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender's Exception - Lender allowed for the payment shock to exceed the max allowed of 300%. The borrower's payment shock is 377%. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 11/XX/2023, which supports the appraised value.	Compensating factors - 745 mid score, Low DTI of 14.691%, $36,474.90 residual income per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7832671	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Credit Report and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (01/XX/2024 1:24PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other- The loan file is missing a fraud report which includes all parties to the transaction (Borrowers, Clients, Broker, Loan Officer, and Real Estate Agents). The Client must provide a copy of the original report and the updated final report with all red flags (High and Medium Alerts) resolved or cleared. Response 1 (01/XX/2024 11:10AM) Co-Borrower background check not provided. (Upheld) Response 2 (01/XX/2024 7:45AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 12/XX/2023 which supports the original appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
7832665	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/XX/2023, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7835523	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)

Response 1 (01/XX/2024 3:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 12/XX/2023 and the consumers were not provided the disclosure within 3 days of the change, the increase to the following fee was not accepted as valid: Appraisal fee on the revised LE issued on 12/XX/2023. A cost to cure in the amount of $150.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD, copy of the refund and proof of delivery.

Response 1 (01/XX/2024 10:18AM)
The documentation provided is not sufficient to cure the finding. The COC dated 12/XX//2023 has a valid reason for the increase to the appraisal fee but was not disclosed within 3 days of the change. The appraisal invoice dated 12/XX/2023 discloses the increased appraisal fee of $1,050.00 was ordered on 12/XX/2023. this indicates the lender was aware of the fee increases at that time. A cost to cure in the amount of $150.00 is required. (Upheld)

Response 2 (01/XX/2024 3:35PM)
The referenced documentation was not received.Please provide for review. (Upheld)

Response 3 (01/XX/2024 2:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

A fraud report which includes all parties to the transaction is required with a drive report, fraudguard report, or TLO Trans Union report and is missing from the file.

Response 1 (01/XX/2024 11:26AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

A credit refresh (gap credit) within 10 days of the Note or Undisclosed Debt Monitoring Report is required and is missing from the file. Additional conditions may apply.

Response 1 (01/XX/2024 11:26AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided for payment shock 360% exceeds 300% max. Deemed non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/23 which supports the appraised value.	Compensating factors: DTI 38.764% vs max DTI 50%; reserves 98 months	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7836473	XX		XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.868%) and the calculated APR (9.798%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Income - Other/Missing- Other Income documentation required by guidelines was missing from loan file. The guidelines require 2 months of rental income receipt to verify the use REO rental income. Rental income from 24 Dollof is being used to offset the PITIA and only a lease agreement was provided. Without the use of rental income DTI goes from 43.122% to 53.015%. Response 1 (01/XX/2024 9:49AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7835088	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Loan exception provided for payment shock 375% exceeds 250%. Deemed non-material based on compensating factors (waived). (Open) Program Parameters - Other- Alt Bank Statement program. Loan exception provided for non-sufficient funds reflected on bank statements. LOE provided by borrower. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/23 which supports the appraised value.	Compensating factors: FICO 745 versus minimum required FICO 660; DTI < 10% versus max 43% Compensating factors: FICO 745 versus minimum required FICO 660; DTI < 10% versus max 43%	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7835084	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 1/XX/2023, Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (01/XX/2024 2:42PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Other-

Loan exception provided for 3.62 months reserves versus required 6 months. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - DTI-

Loan exception provided for 47.946% DTI versus 45% DTI for interest only loan. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

Loan exception provided for use of escrow company payment history in lieu of bank statements or canceled checks and private VOM. Deemed non-material based on compensating factors (waived).

(Clear) Credit - Other-

Alt Business Bank Statement program. Verification of the borrower's percent ownership of at least 25% is required with a CPA letter, tax preparer letter, operating agreement, or equivalent reflecting the borrower's percentage. The file contains a CPA letter and business look up through XX Secretary of State; however, neither reflects the borrower's ownership percentage as required.

Response 1 (01/XX/2024 10:55AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Alt Business Bank Statement program. A business narrative form provided by the borrower's business is required and is missing from the file.

Response 1 (01/XX/2024 10:56AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023 which supports the appraised value.	Compensating factors: FICO 714 versus minimum required FICO 660; residual income $3,355 versus required $1,250 Compensating factors: FICO 714 versus minimum required FICO 660; residual income $3,355 versus required $1,250 Compensating factors: FICO 714 versus minimum required FICO 660; residual income $3,355 versus required $1,250	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7746478	XX		XX	6/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 6/XX/2023. Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (07/XX/2023 1:06PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Income - Miscalculated/DTI Exceeds Tolerance- The loan file contains an exception completed prior to consummation allowing for DTI up to 50.175%. Due to a miscalculation in the income the actual DTI is 54.914%. Origination included transfers from business savings as income in error. Response 1 (08/XX/2023 8:47AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 1.	Compensating Factors: SUffi9cinet reserves 39 months- Longevity of primary residence owned 9 years.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7741669	XX	XX	6/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.243% and the calculated APR 8.232%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 05/XX/2023. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State HPML-

State Testing. This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)) The loan exceeded the North Carolina Rate Spread Home Loan threshold. The loan has an APR of 8.243%. The NC RSHL APR threshold is8.160%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 06/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (12/XX/2023 10:28AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Program Parameters - DTI-

The subject loan closed with a DTI of 39.294%; however, the lender did not include the monthly mortgage payments for rental properties located on XX with estimated payments of $984 and $916, as reflected on the Closing Statements for the 6/XX/2023 refinanced properties included in the loan file. Including the estimated payments (IO), the DTI increased to 57.194%, which exceeds the maximum of 50%.

Response 1 (11/XX/2023 11:27AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

The file is missing leases for the Borrowers departing residence on XX ($1700) and rental property on XX ($1185), as reflected on the loan application.

Response 1 (11/XX/2023 11:23AM)
Still missing lease for XX. (Upheld)

Response 2 (11/XX/2023 3:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

Guidelines require payment shock not to exceed 250% when DTI is greater than 45%. Subject payment shock is 303%, which exceeds guidelines. The file contains an exception for payment shock at current level of 303%; however, compensating factors not applicable due to recalculation of 57.194% DTI to include recently refinanced debt of rental properties.

Response 1 (11/XX/2023 11:28AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains an Appraisal Review thru XX, dated 6/XX/2023, that supports the value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7728950	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.7% and the calculated APR 7.94%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 4/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's name and NMLS disclosed on the CD issued on 5/XX/2023 is Missing. The Broker's name and NMLS was disclosed as the Lender's.

Response 1 (07/XX/2023 4:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit - Other-

The credit report reflects 5 individual collection/charge off accounts greater than $250 that were required to be paid in full prior to or at closing. XX $12,119, Firstservi $5,359, XX $5,268, XX $4,241, XX $3,663.

Response 1 (08/XX/2023 1:43PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The appraisal indicates that the property in in a declining market. Guidelines require a 5% reduction in LTV. Max LTV is 80% and subject is 80%. LTV should have been reduced to 75%.

Response 1 (08/XX/2023 11:58AM)
LTV is based upon purchase price. (Upheld)

Response 2 (08/XX/2023 10:39AM)
Waiver granted by Investor. (Waived)

(Clear) Debts - Not Verified-

The application lists a child support obligation of $500. No documentation was provided to verify the obligated amount.

Response 1 (07/XX/2023 8:21AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

An exception was granted to allow payment shock due to borrower unable to verify rent. (waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 4/XX/2023 which supports the appraised value.	Comp Factors - DTI at 33.19 which is under guidelines, reserves of $90,549 and residual income of $10,508.66. Comp Factors - DTI at 33.19 which is under guidelines, reserves of $90,549 and residual income of $10,508.66.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7728949	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.132% and the calculated APR 7.9%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 5/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (08/XX/2023 1:00PM)
The loan is a compliant HPML. Lenderacknowledges with no change in grade EV2. (Acknowledged)?

(Clear) Security Instrument - Trust Missing-

Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate.

Response 1 (08/XX/2023 1:08PM)
The documentation provided is not sufficient to cure the finding. The name of the Trust listed in the mortgage does not match the name of the Trust listed in the Trust documents. The full Trust name on the document should include the date of the trust. (Upheld)

Response 2 (09/XX/2023 1:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Trust Missing-

Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate.

Response 1 (08/XX/2023 1:09PM)
The documentation provided is not sufficient to cure the finding. The name of the Trust listed in the mortgage does not match the name of the Trust listed in the Trust documents. The full Trust name on the document should include the date of the trust. (Upheld)

Response 2 (09/XX/2023 1:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 5/XX/2023. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (08/XX/2023 1:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Title Commitment - Other-

The Trust documentation is missing from the file.

Response 1 (08/XX/2023 11:31AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

Documentation to support that the taxes and insurance for the XX property are escrowed is missing from the file.

Response 1 (08/XX/2023 11:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

Documentation to support the $195.98 HOA monthly payment for the subject is missing from the file.

Response 1 (08/XX/2023 11:34AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

The W2 Tax Transcript for the co-borrower's employment was not provided as required.

Response 1 (07/XX/2023 8:26AM)
XX, the co-borrower appears on the preliminary and final approval. She appears on the executive summary. She is on the clear to close. She is on the application. She is on the credit report. She signed the Note and the Mortgage. (Upheld)

Response 2 (08/XX/2023 12:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file for the co-borrower's employment.

Response 1 (07/XX/2023 8:27AM)
XXthe co-borrower appears on the preliminary and final approval. She appears on the executive summary. She is on the clear to close. She is on the application. She is on the credit report. She signed the Note and the Mortgage. (Upheld)

Response 2 (09/XX/2023 10:35AM)
Still missing VVOE. (Upheld)

Response 3 (10/XX/2023 10:31AM)
Documentation received is sufficient. (Resolved)

(Open) DTI - Exceeds Guidelines-

The DTI exceeds Guidelines. Origination DTI is 49.927% and Audit DTI is 55.015% The difference is the amount of the XX debt not included in the origination DTI. The 1003 does not indicate that this debt was to be paid off.

Response 1 (08/XX/2023 11:38AM)
No documentation was provided to confirm payoff of the XX account. (Upheld)

Response 2 (10/XX/2023 7:53AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 4/XX/2023 which supports the appraised value.	34.697% LTV. 44 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7736338	XX	XX	6/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.022% and the calculated APR 8.963%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was 05/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Revised CD Delivery Date (Waiting Period, APR)-

Revised Closing Disclosure Waiting Period Required: An APR outside of allowable tolerance required a corrected Closing Disclosure and the corrected Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on 06/XX/2023 triggered a new 3-day waiting period. The baseline APR for comparison purposes was re-set on 06/XX/2023 with an APR of 8.743%. The APR increased to 8.963% on 06/XX/2023 which is 0.220% higher. Therefore a new waiting period was triggered on this CD.

Response 1 (10/XX/2023 10:14AM)
The documentation provided is not sufficient to cure the finding. The PCCD provided does not address the required waiting period. The CD issued on 06/XX/2023 triggered a new 3-day waiting period. The baseline APR for comparison purposes was re-set on 06/XX/2023 with an APR of 8.743%. The APR increased to 8.963% on 06/XX/2023 which is 0.220% higher. Therefore a new waiting period was triggered on this CD. (Upheld)

Response 2 (12/XX/2023 10:43AM)
The information provided is not sufficient to clear the finding. The APR for comparison purposes was re-baselined on 06/XX/2023. The APR with CD issued on 06/XX/2023 was 8.743%. The CD issued on 06/XX/2023 is 8.963%. This is a 0.22% increase from the previous disclosure and outside of threshold. (Upheld)

Response 3 (12/XX/2023 4:04PM)
A completed CD is considered issued to borrower unless there is proof it was not sent. However, upon further review it appears the APR and Finance Charge calculations on page 5 of the 06/09 CD is incorrect according to the actual loan terms. According to SFIG, a clerical error that does not correspond to an actual change in APR based on loan terms will not be considered for waiting period comparisons. Thus this disclosure has been removed from the waiting period test. The CD issued on 06/XX/2023 no longer requires a new 3-day waiting period. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee, Final Appraisal/Reinspection. A cost to cure in the amount of $345.00 was required of which $185.00 was cured at closing. There is a remaining cost to cure in the amount of $160.00 required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/XX/2023 4:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where compensation to' reflects 'Lender' under Section B- 'Services Borrower Did Not Shop For' of the revised CD issued on 06/XX/2023 (Desk Review Fee). However, this fee should not be retained by the lender. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS ID disclosed on the CD issued on 06/XX/2023 does not match the NMLS Registry site. The Broker's NMLS ID was disclosed as the Lender's NMLS ID.

Response 1 (10/XX/2023 4:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) Program Parameters - Other- The loan file contains a Lender Exception for bank statement overdrafts on a 24 month bank statement loan. The borrower's bank statements provided reflects 10 overdrafts. Compensating factors deem as non-material. (Open) Program Parameters - Property Type- The loan file contains a Lender Exception for the subject property located in a Rural area. The subject loan does not meet Program Parameters for Property Type. Compensating factors deem as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/XX/2023 which supports the appraised value.	Compensating factors - Low DTI, $146,635.29 residual income per month, longevity as being self employed Compensating Factors: Low LTV, Low DTI at 5.247%, residual income $146,635.29 per month.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
7728958	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.524% and the calculated APR 9.514%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 04/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (07/XX/2023 2:31PM)
The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Lender acknowledges with no change in grade EV2. (Acknowledged)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 05/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (07/XX/2023 12:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 05/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (07/XX/2023 12:15PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) Program Parameters - Other- The subject loan does not meet the minimum 300% requirement for payment shock when DTI is equal to or less than 45%. Loan Exception reflects approval of 499.736% payment shock.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains an Appraisal Review thru XX, dated 4/XX/2023, that supports the value.	Comp factors - Cash out meets reserve requirement; DTI 20%; self employed 25 years; occupied subject 6 years	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
7728947	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 05/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (08/XX/2023 12:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. A cost to cure in the amount of $562.50 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (08/XX/2023 10:51AM)
The documentation provided is not sufficient to cure the finding. The COC issued on 05/XX/2023 states the reason for the POints- Loan Discount Fee increase is per borrowers request and is not considered a valid reason without more details. A detailed reason/COC stating what loan terms changes caused the increase to the fee is required to determine if the COC is valid. A cost to cure in the amount of $562.50 remains. (Upheld)

Response 2 (08/XX/2023 12:41PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 5/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/XX/2023 10:30AM)
The documents provided are sufficient to clear the defect. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.209%) and the calculated APR (7.980%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 3/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (08/XX/2023 12:18PM)
The loan is a compliant HPML. (Acknowledged)

									(Clear) Verification Documentation - VOE Self-Employed/Missing- The loan file is missing a Verification of 2 years Self-Employment for the borrower. Response 1 (08/XX/2023 10:36AM) Documentation received is sufficient. (Resolved) (Clear) Credit - Other- The credit report reflects 2 additional individual collection/charge off accounts greater than $250 that were required to be paid in full prior to or at closing. XX CARD $15,124 balance and XX$4,067 balance. Response 1 (09/XX/2023 10:29AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7736327	XX	XX	6/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.101% and the calculated APR 9.045%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 06/XX/2023. The loan is a non-compliant HPML due to the following: Appraisal receipt not provided at least 3 days prior of consummation.

Response 1 (08/XX/2023 3:05PM)
The loan is a compliance HPML. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 6/XX/2023: Appraisal and Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (08/XX/2023 3:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 06/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (08/XX/2023 3:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) Income - Other- The subject is a 12-month business bank statement loan. The borrower and the business are located in XX; however, the subject property is located in XX and was submitted as the borrower's primary residence. Investor guidelines do not speak to the issue but there are concerns on how that may impact income used to qaulify. Please provide at minimum an LOE. Response 1 (08/XX/2023 7:58AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 1.7.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7864770	XX	XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.917%) and the calculated APR (8.866%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 03/XX/2024. Credit Refresh Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 03/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 02/XX/2024 which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7860855	XX		XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR% and the calculated APR 9.797%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. Response 1 (03/XX/2024 8:54AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7866210	XX	XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.201% and the calculated APR 10.157%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Program Parameters - Other-

Lender's Exception - Lender allowed the payment shock to exceed the max of 250% for living rent free. Compensating factors deems as non-material.

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. Per Lender's guides, the max DTI for FTHB is 45%. However, it appears the Lender did not include all debt from the borrowers and the loan file does not contain supporting documentation to not include the debt. By adding all debt, the audit DTI increased from 42.586% to 53.057%, which exceeds guideline max.

Response 1 (04/XX/2024 12:09PM)
Excluding referenced debts the DTI is 46.248%. (Upheld)

Response 2 (04/XX/2024 9:23AM)
Income at origination of $10,659.79 for the borrower and $9,548.61 for the co-borrower matched at review. Subject PITIA of $5,941.94 was comprised $4,832.74 Principal and Interest, $218,84 HOI, $844.53 Taxes, and 45.83 HOA. Other debts of $3,404 were comprised of XX Auto $740, XX $128, XX $105, XXl $1,209, JPMCB Card $709, XX $244, and XX $57, $56, $48, $28, $19, $19, $15, $14, $13. Total debt $9,345.94 / $20,208.40 Total Income = 46.248 DTI. (Upheld)

Response 3 (04/XX/2024 12:24PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 3/XX/2024, which supports the appraised value.	Compensating factors - $9,486.46 residual income, 7 months reserves, good payment history.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7866211	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Other- Lender exception prior to consummation for allowing gift of equity on investment property transaction. Guidelines state a gift of equity is only eligible on primary and secondary homes. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Other- Lender exception prior to consummation for 1x30 mortgage late on heloc for primary residence (Veritex x3324). Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024, which supports the appraised value.	Compensating factors: residual income of $17,962.23, 9+ years in same line of self-employed business, and reserves over required at $40,002. Compensating factors: residual income of $17,962.23, 9+ years in same line of self-employed business, and reserves over required at $40,002.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860851	XX	XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.210% and the calculated APR 9.138%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR 9.210% and the calculated APR 8.270%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 03/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 03/XX/2024. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Clear) Verification Documentation - VOE Self-Employed/Missing- A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the: borrower. Guidelines require a VOE within 10 days of the note. The UW Summary indicated a CPA letter was received; however, was not provided in the file for review. Response 1 (03/XX/2024 8:57AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 02/XX/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7866751	XX	XX	3/XX/2024	XX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 3/XX/2024. credit report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 3/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Security Instrument - Non-Borrowing Spouse/Missing-

The Security Instrument was not executed by the non-borrowing spouse.

Response 1 (04/XX/2024 11:18AM)
The information provided is not sufficient to cure the finding. In the State of Florida, if the loan is a Purchase, the non-borrowing spouse must sign the Mortgage. (Upheld)

Response 2 (04/XX/2024 3:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) Program Parameters - Other- A lender exception was provided for payment shock of 2347.64% exceeded the maximum of 300%. Deemed non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A second appraisal dated 3/XX/2024 was provided and supported the appraised value.	Compensating factors: DTI is loa at 6.123%, residual income of $471,457.49, 10 years self-employed with same company.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
7857824	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866209	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Other- The subject loan does not meet Program Parameters. The loan is vested in an entity and per guidelines a background report including a search for liens and judgments on the entity must be completed. This is missing from the loan file. Response 1 (04/XX/2024 6:49AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7866750	XX	XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 03/XX/2024. credit report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 3/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as other; however it should be conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) Program Parameters - Cash-Out Amount-

The file contained a lender exception for cash out amount of $XX exceeding the maximum allowed of $500,000 for LTV greater than 65%. Deemed non-material based on compensating factors. (waived)

(Open) Program Parameters - Other-

The file contained a lender exception for payment shock of 456.08% exceeding the maximum allowed of 300%. Deemed non-material based on compensating factors. (waived)

(Clear) Hazard Insurance - Missing/Insufficient-

The subject note amount was $XX. The total amount of the property insurance was $XX which is insufficient to support the subject loan amount. Estimated rebuilt cost or proof dwelling coverage is sufficient to replace the dwelling was not provided.

Response 1 (04/XX/2024 12:04PM)
Documentation received is sufficient. (Void)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 3/XX/24 which supports the appraised value.	Compensating factors: Self-employed with same company for 7 years, low LTV of 67.308%, high Fico score of 767, post-closing reserves of 96 months PITIA. Compensating factors: Self-employed with same company for 7 years, low LTV of 67.308%, high Fico score of 767, post-closing reserves of 96 months PITIA.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7722834	XX	XX	4/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.751% and the calculated APR 9.739%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 3/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date, 04/XX/2023, is before the third business day following consummation, 04/XX/2023. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (06/XX/2023 3:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 04/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (06/XX/2023 3:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 04/XX/2023. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (06/XX/2023 3:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 04/XX/2023 supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7722841	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.029% and the calculated APR 7.820%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 4/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 5/XX/2023. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (06/XX/2023 12:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 5/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (06/XX/2023 12:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Rider/Addendum-

The following rider is missing: PUD Rider. Per the Appraisal and Title the property is located in a PUD.

Response 1 (10/XX/2023 10:14AM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/XX/2023, which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7722827	XX	XX	5/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.410% and the calculated APR 7.920%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was:04/XX/0223. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (10/XX/2023 1:36PM)
Acknowledged as Compliant. EV1

(Clear) Note - Incomplete-

The Note provided is inaccurate, the Note is for an Interest Only loan. The Loan does not have Interest only terms. Provide a new executed Note with correct terms.

Response 1 (10/XX/2023 12:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 5/XX/2023, However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Open) Verification Documentation - VOR- The loan file contains a lender exception completed prior to consummation. Verification of 12 months rental payments is not provided as the borrower is living rent free. Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.	Compensating Factors: Borrower previously owned property- Good DTI.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
7797699	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/20123. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 11:22AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.913%) and the calculated APR (9.897%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan failed the OK HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the Oklahoma Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Credit - Other-

The Note was dated 10/XX/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed debt monitoring report no more than 10 days prior to the loan closing or any time after closing. XX credit or undisclosed debt monitoring report was not provided as required.

Response 1 (11/XX/2023 8:54AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

Lender exception provided prior to consummation for rural property not allowed per the lender guidelines. Deemed non-material due to compensating factors.

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX LLC desk review dated 9/XX/23 was provided and supported the appraised value.	Compensating factors: Low LTV of 34.294%, Property was new construction and owned free and clear,	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7803686	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (11.051%) and the calculated APR (10.982%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

The loan failed the late fees test. This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Borrower - Residency Alien Documentation-

Lender's Exception - Lender allows for the borrower to purchase a primary while being on an extension for their work visa. Compensating facts deems as non-material. (Waived)

(Clear) Credit Score - FICO Refresh-

The loan file does not contain a GAP report or Undisclosed debt report as required per Lender's guides.

Response 1 (11/XX/2023 12:09PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Large Deposits/Unacceptable-

Recent large deposits were not adequately sourced and/or documented. Recent large deposits were not adequately sourced and/or documented. The borrower's bank statement dated 7/XX/23 reflects numerous large deposits. The borrower was required to provide a letter of explanation and the source of the deposits, per lender's conditional approval. The loan file does not contain an LOX or supporting documentation for the large deposits as required. Subtracting the deposits, the borrower would be short reserves of $44,114.

Response 1 (11/XX/2023 12:11PM)
Explanation and documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 11/XX/2023, which supports the appraised value.	Compensating factors - 24 months reserves, $9,851.78 residual income	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7803684	XX		XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required and missing from the loan file. Response 1 (11/XX/2023 11:57AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/XX/2023, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7790368	XX		XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.728 and the calculated APR 8.760%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Program Parameters - Property Type- Lender's Exception - The subject property is a rural property, which is an ineligible property per Lender's guides. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/XX/2023, which supports the appraised value.	Compensating factors - 18 months reserves, Low DTI of 12.24%	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7789480	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.412% and the calculated APR 10.405%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

									(Open) Expired Documents- Income documentation was 91 days old at closing. Deemed non-material due to compensating factors. (Waived) (Clear) Credit Report - Other- The Credit Refresh within 10 days of the Note is missing. Response 1 (10/XX/2023 9:43AM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VOE Self-Employed/Missing- Accountant's confirmation of self-employment along with Accountant's credential validation is missing from the file. Response 1 (10/XX/2023 9:48AM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file, dated 9/XX/2023, supported the appraised value.	Comp factors - $7,750.13 per month residual income. 714 score.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7789467	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 4:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 10/XX/2023 does not match the NMLS Registry site. The broker's NMLS was disclosed as the lender's NMLS.

Response 1 (10/XX/2023 4:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.988% and the calculated APR 10.878%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a non-compliant HPML due to the following: There is no evidence that the Appraisal Report was provided to the Borrower(s) at least 3 days prior to consummation.

Response 1 (11/XX/2023 3:55PM)
The documentation provided is not sufficient to cure the finding. An e-mail to the borrower sending the desk review was provided, the desk review report can not be used in lieu of the actual appraisal because although the desk review was conducted by a Certified Appraiser, they did not inspect the interior. If the appraisal was sent to the borrower via e-mail, provide for review. (Upheld)

Response 2 (11/XX/2023 2:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Verification Documentation - VOR-

The borrower is a first-time homebuyer and currently resides at a rental residence for the past 2 years. Guidelines require a verification of 12 months rental payments with 12 months canceled rent checks or VOR and is missing from the loan file.

Response 1 (11/XX/2023 4:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Loan Program is Alt Doc Bank Statements. A tax preparer letter was provided verifying the borrower as 95% of the business, XX. Guidelines require non-borrowing owners of the business to provide a signed and dated letter acknowledging the transaction and verifying the borrower's access to the account for income calculations. Such letter from the other owner of the business with 5% ownership is missing from the loan file.

Response 1 (11/XX/2023 4:16PM)
Explanation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided for payment shock exceeding 250% for first-time home buyer. Payment shock 428%. Deemed non-material due to compensating factors (waived).

(Clear) Credit - Other-

Loan Program is Alt Doc Bank Statements. A business narrative provided by the business is required and is missing from the file.

Response 1 (11/XX/2023 4:15PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/XX/2023 which supports the appraised value.	Compensating factors: DTI 7.942% vs max DTI 45%; reserves 19 months vs minimum required 6 months.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7794083	XX		XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.845% and the calculated APR 9.794%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. (Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects 'Lender' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023.	(Open) Program Parameters - Other- The loan file contains a lender exception for payment shock of 306% at origination (limit of 250%). Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 09/XX/2023 which supports the original appraised value.	Compensating Factors - 649 FICO, 10 months reserves, free and clear.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7794077	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review Fee and Final Appraisal/Reinspection. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (11.005%) and the calculated APR (10.929%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 8/XX/2023. The loan is a non-compliant HPML due to the following: Appraisal report was not provided at least 3 days prior to consummation.

Response 1 (11/XX/2023 3:09PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Other/Missing-

Guidelines require CPA letter, Tax Preparer letter, operating agreement or equivalent reflecting the borrower's ownership percentage. The loan file contained a CPA letter but does not reflect the borrower's ownership percentage.

Response 1 (11/XX/2023 12:37PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

There are additional credit findings. A gap credit or Undisclosed Debt Monitoring Report is required no more than 10 days prior to the loan closing or any time after closing for both borrowers and is missing from the loan file.

Response 1 (11/XX/2023 12:38PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state all mortgages must be current up to the month prior to closing. The note date is 10/XX/2023 so up to the 9/2023 payment is required to be verified. NR/SMS/CAL x 1103 is verified up to the 7/2023 payment per the mortgage statement so the 08/2023 and 09/2023 payments are required to be verified. XX x4487 is verified up to the 8/2023 payment per the mortgage statement so the 09/2023 payment is required to be verified.

Response 1 (11/XX/2023 2:14PM)
Documentation of 9/2023 mortgage payments for both accounts still missing. (Upheld)

Response 2 (12/XX/2023 11:53AM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

Lender exception prior to consummation for payment shock greater than the maximum of 250% when DTI is greater than 45%. Payment shock is verified at 828.817% (waived).

(Open) Credit Report - Aged-

Lender exception prior to consummation for the credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing. Credit report expires 10/XX/23 and note date is 10/XX/23 (waived).

(Clear) Income - Other-

The co-borrower is employed by family based on a letter provided in the loan file and WVOEs provided. Guidelines for employed by a relative require Federal income tax returns for the most recent 2 years, W-2s for the most recent 2 years and paystubs covering the most recent 30-day period. The loan file contains paystubs; however, tax returns and W2s were not provided. The subject transaction closed as a bank statement program which doesn't allow tax returns; therefore, loan would become ineligible for the bank statement program if tax returns are provided.

Response 1 (11/XX/2023 12:57PM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Other-

There are additional asset findings.  XX business account is being used to verify reserves. This account reflects overdrafts listed on multiple statements and guidelines state that business bank statements used for asset verification must not reflect any NSFs or overdrafts. without use of these business assets file would be short $3,978 in reserves.

Response 1 (11/XX/2023 11:25AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/XX/2023, which supports the appraised value.	Compensating factors: residual income of $6,735.01, 0x30 on current mortgages, and borrower in same self-employed business for 9+ years. Compensating factors: residual income of $6,735.01, 0x30 on current mortgages, and borrower in same self-employed business for 9+ years. Compensating factors: residual income of $6,735.01, 0x30 on current mortgages, and borrower in same self-employed business for 9+ years.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7789464	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (10.361%) and the calculated APR (8.460%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 3:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's Name and NMLS disclosed on the CD issued on 10/XX/2023 does not match the NMLS Registry site. Both the Lender's Name and NMLS is disclosed as the Broker's.

Response 1 (10/XX/2023 3:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) Credit Report - Other- The Credit Refresh within 10 days of the Note is missing. Response 1 (10/XX/2023 1:51PM) Refresh is not within 10 days of the Note. (Upheld) Response 2 (11/XX/2023 10:40AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file, dated 8/XX/2023, supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7789488	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee, CD 09/XX/2023. A cost to cure in the amount of $173.70 is required, of which $115.40 was cured and $58.30 is still needed. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (11/XX/2023 3:11PM)
The documentation provided is not sufficient to cure the finding. The LOE and PCCD have been provided. A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (11/XX/2023 11:09AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.20% and the calculated APR 10.195%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (11/XX/2023 3:07PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

Lender exception provided for exceeding maximum payment shock of 250% with a DTI over 45%. Determined non material based on compensating factors. (Waived)

(Clear) Program Parameters - Other-

According to guidelines verification that the borrower owns 25% of the business is required. The loan file contains a statement from the borrower but documentation from a CPA, tax preparer, the operating agreement or equivalent was not provided.

Response 1 (11/XX/2023 2:00PM)
Sufficient documentation to confirm ownership was not provided. (Upheld)

Response 2 (12/XX/2023 11:52AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Guidelines require a gap credit or undisclosed debt monitoring report within 10 days of the note date. The loan file did not contain gap credit or undisclosed debt monitoring report as required.

Response 1 (10/XX/2023 8:39AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated 6/XX/2023 supportive of value.	Compensating Factors: owned primary residence for 26 years. Self employed for 30 years	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7789479	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 9/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 5:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 9/XX/2023 does not match the NMLS Registry site.

Response 1 (10/XX/2023 5:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The subject is an ineligible non-arm's length transaction. The guidelines also indicate that for sale by owner transactions are to be arm's length. The seller of the subject property is an entity owned by the borrower's relative (sharing the same last name); however, the borrower was the authorized representative of the company. According to the application, the borrower indicated the relationship with the seller and the borrower has been renting the subject property for 10 months with a monthly payment of $900. Purchasing the subject from the relative increases the monthly obligation to $3,100.83 which is the equivalent of 344.54% payment shock. No verification of rent or canceled checks were provided to verify the borrower's housing history as required. The final CD reflected no real estate agent fees. It should also be noted that the purchase price is higher than the appraised value.

Response 1 (10/XX/2023 2:55PM)
Documentation received; however, other than the payment shock exception, the transaction still appears to be ineligible. (Upheld)

Response 2 (11/XX/2023 8:36AM)
An exception will be required for the non-arms length transaction. (Upheld)

Response 3 (11/XX/2023 10:00AM)
Waiver granted by Investor. (Waived)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The borrower stated on the loan application that they were renting the subject property for 10 months with a monthly payment of $900. No verification of rent or canceled checks were provided to verify the borrower's housing history as required.

Response 1 (10/XX/2023 2:49PM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation. The Condo Questionnaire was missing from the loan file.

Response 1 (10/XX/2023 2:51PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The guidelines prohibit a payment shock above 300% when the DTI is equal or less than 45%. Further, fist time home buyers are prohibited above 50% payment shock. The borrower is a first time home buyer. The borrower's payment increased from $900 to $3,100.83 which is the equivalent of 344.54% payment shock. It should be noted that an exception was approved for this particular issue. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/XX/2023 which supports the appraised value.	Comp Factors - DTI is 13.204% and remaining reserves of $279,182 Comp Factors - DTI is 13.204% and remaining reserves of $279,182	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7783176	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated 09/XX/2023 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 09/XX/2023. If disclosure was delivered electronically, evidence of receipt is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (10/XX/2023 1:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following addition: Appraisal Update/ Reinspection Fee. A cost to cure in the amount of $225.00 is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (10/XX/2023 1:08PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.323% and the calculated APR 9.293, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD, Appraisal 1004D.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Open) Program Parameters - Property Type- Lender's Exception - Per Lender's guides, rural properties are ineligible properties. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/XX/2023, which supports the appraised value.	Compensating factors - 42 months reserves, $10,070.53 residual income per month, Low LTV of 68.323%	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
7783172	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.727% and the calculated APR 10.690, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated 09/XX/2023 was mailed, and therefore not received by the consumer prior to the consummation date, 09/XX/2023. If disclosure was delivered electronically, evidence of receipt is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i)

Response 1 (11/XX/2023 4:41PM)
The documentation provided is not sufficient to cure the finding. If the CD issued on 09/XX/2023 was provided to the borrower in person, evidence they received the CD is still required. (Upheld)

Response 2 (11/XX/2023 4:33PM)
The PCCD issued on 11/XX/2023 in rebuttal does not address defect. (Upheld)

Response 3 (11/XX/2023 3:43PM)
The documentation provided is not sufficient to cure the finding. The signed Seller CD has been provided. Please provide the signed CD issued on CD 09/XX/2023 that is referenced it was signed at closing.in person. (Upheld)

Response 4 (11/XX/2023 3:53PM)
The referenced documentation was not received.Please provide the CD for review. (Upheld)

Response 5 (11/XX/2023 4:30PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023, Appraisal Desk review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 4:30PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) Condo - Documentation- Loan file did not contain required condo documentation Condo Questionnaire as required per investor guidelines. Response 1 (11/XX/2023 9:00AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 9/XX/2023 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7779125	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.221% and the calculated APR 10.177%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Broker NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 09/XX/2023 is Inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/XX/2023 3:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 3:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 8/XX/2023 that supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7778060	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.246% and the calculated APR 10.162%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 07/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (10/XX/2023 12:52PM)
The loan is Non-QM. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 12:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 08/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/XX/2023 12:56PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Other-

The loan file is missing verification of the business expense factor. Provide Self-Employed Business Narrative Form, CPA letter stating expense factor, or 12-24 month Third Party Prepared P&L Statement to verify the use of 40% expense factor reflected on the bank statement worksheet in file.

Response 1 (10/XX/2023 11:15AM)
The Business Narrative form is missing. (Upheld)

Response 2 (11/XX/2023 12:23PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. Maximum LTV is 70% and LTV is verified at 74.502%. The loan file contains two appraisals with the first dated 08/XX/2023 valued at $XX, and the second dated 08/XX/2023 valued at $XX. The higher appraised value ($XX) was used at origination without an explanation in file and the guidelines state the lower of the two appraised values should be used for qualifying purposes. The first appraisal also states a declining market which requires a 5% LTV reduction as well. With the lower appraised value used, the LTV exceeds the 70% maximum.

Response 4 (01/XX/2024 10:32PM)
Upon Senior Management review, LOE response in regards to first appraisal being defective and reasons as to why are supported and 2nd appraisal should have been used for LTV. Although CDA was based on the first appraisal the value is still within the -10% tolerance allowed. LTV 70% and within guidelines. (Resolved)

Response 1 (10/XX/2023 11:17AM)
Stacked fees are not the issue. There are 2 appraisals. The lower one determines the LTV of 74.502%. (Upheld)

Response 2 (11/XX/2023 12:28PM)
Referenced documentation no received. LOE will not overcome the lower appraised value. (Upheld)

Response 3 (11/XX/2023 9:09AM)
Commentary received citing defects in the lower appraised value. At this point the lower appraisal has to be used to support value without a valid secondary product to support the higher value. (Upheld)

(Open) Program Parameters - Other-

Lender exception prior to consummation for payment shock over 300%. Maximum payment shock is 300% and payment shock is verified at 365% (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/XX/2023, which supports the appraised value.	Compensating factors: residual income of $113,386.17, reserves of $164,211, and 10+ years in same self-employed business.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7778064	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023, Desk Review Fee and Credit report fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 11:00AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 09/XX/2023 is Inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/XX/2023 11:00AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 07/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

Response 1 (10/XX/2023 2:59PM)
The information provided is sufficient to clear the exception. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $7,936.00, which exceeded: exceeds 3 percent of the total loan amount of $199,908.52. The following fees were included in the testing: Mortgage Broker Fee and Underwriting Fee. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $1,938.74 is required.

Response 1 (10/XX/2023 3:00PM)
The information provided is sufficient to clear the exception. (Resolved)

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.448% and the calculated APR 10.365%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/XX/2023. The loan is a non-compliant HPML. Appraisal requirements have not been met.

Response 1 (10/XX/2023 11:14AM)
The documentation provided is not sufficient to cure the finding. Provide evidence the borrower received a copy of the Appraisal at least 3 days prior to closing for loan to be a compliant Federal HPML. (Upheld)

Response 2 (11/XX/2023 12:52PM)
The document provide is a Dodd-Frank certificate of deliveryand non-influence provided to the lender by the appraiser. There is noinformation on the cert reflecting the document was provided to the borrower. Per 1002.14 the creditor isrequired to provide the appraisal to the borrower at least three business daysprior to consummation. The cert in the file is not evidence the borrowerreceived the appraisal. Please provide evidence the lender provided theappraisal to the Borrower. (Upheld)

Response 3 (11/XX/2023 11:58AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Income - Other-

There are additional employment/income findings. Rental income from departing primary is being used for qualifying purposes. According to the guidelines a market rent analysis or 1007, lease agreement, and evidence of proof of receipt of deposit and first month's rent is required to use the income. The loan file contains the lease agreement and verification of the security deposit but is missing the market rent/1007 and evidence of proof of receipt of the first month's rent. Without this income the DTI goes from 34.899% to 48.421% which is above the maximum 45% DTI for LTV at 90%.

Response 1 (11/XX/2023 9:37AM)
Please provide Executive Summary referencing the allowance of Rent Range. (Upheld)

Response 2 (11/XX/2023 1:02PM)
Waiver to use rent range granted by Investor. (Waived)

(Clear) Income - Other/Missing-

Other Income documentation required by guidelines was missing from loan file. For all business accounts used for income qualification a CPA letter, Tax Preparer letter, operating agreement or equivalent reflecting the borrower's ownership percentage is required and missing.

Response 1 (10/XX/2023 1:13PM)
Referenced documentation not received. (Upheld)

Response 2 (12/XX/2023 1:44PM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Lender exception prior to consummation for sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Reserves are short $6,649, with $7,792 verified and $14,441 required (waived).

(Open) Program Parameters - Other-

Lender exception prior to consummation for less than 2 years of self-employment in same business for B1. Borrower has been in self-employed business for 13 months which does not meet the 2 year requirement (waived).

(Open) Credit Report - Aged-

Lender exception prior to consummation for the credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing. Credit report for borrower 1 is dated 06/XX/2023 with a note date of 09/XX/2023 (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/XX/2023, which supports the appraised value.	Compensating factors: residual income of $9,496.50, B1 in same line of business for 8+ years, DTI under maximum at 34.899%. Compensating factors: residual income of $9,496.50, B1 in same line of business for 8+ years, DTI under maximum at 34.899%. Compensating factors: residual income of $9,496.50, B1 in same line of business for 8+ years, DTI under maximum at 34.899%. Compensating factors: residual income of $9,496.50, B1 in same line of business for 8+ years, DTI under maximum at 34.899%.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7771399	XX	XX	8/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.835% and the calculated APR 9.752%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 07/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

Response 1 (09/XX/2023 1:49PM)
The loan is Non-QM. (Resolved)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XX or more, and the transaction's total points and fees is $9,928.64, which exceeds 3% of the total loan amount of $XX. The following fees were included in the testing: Desk Review Fee $150.00, Broker Fee $7,290.00, Loan Discount Points $1,493.64, Broker Processing Fee $995.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $576.06 is required.

Response 1 (09/XX/2023 1:50PM)
The loan is Non-QM. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/XX/2023 1:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Liabilities - Collection Account-

Guidelines require individual collection accounts that total more than $2,000 must be paid in full prior to or at closing. The Credit Report, dated 7/XX/2023, reflects collection accounts of $1,901 and $982 for a total of $2,883 which exceeds the maximum. 5% of each collection amount was included in the Borrowers monthly debt.

Response 1 (10/XX/2023 10:33AM)
Rebuttal is acknowledged; however, the collections were required to be paid in full. (Upheld)

Response 2 (10/XX/2023 11:00AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required for a first time homebuyer. The file contains documentation of the Borrower's most recent rental address covering a 6 month period from 2/2023 through 7/2023; however, the file is missing documentation of the previous rental address from XX. A letter of explanation indicates the payments were made from a portal.The file does not contain documentation that verifies $2,290 per month from 8/2022 to 1/XX/2023.

Response 1 (09/XX/2023 1:42PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 7/XX/2023, that supports the value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7771392	XX	XX	8/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $10,502.00, which exceeds 3percent of the total loan amount of $XX The following fees were included in the testing: Appraisal Review Fee $150.00, Mortgage Broker Fee $8,162.00,Processing Fee $695.00, Underwriting Fee $1,495.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $1,976.12 is required.

Response 1 (09/XX/2023 1:15PM)
The loan is Non-QM. (Resolved)

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.023% and the calculated APR 9.975%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/XX/2023. The loan is a non-compliant HPML. Appraisal requirements have not been met.

Response 1 (09/XX/2023 1:23PM)
The documentation provided is not sufficient to cure the finding. A Federal HPNL is not dependent on QM status, it is federal regulation. Evidence the borrower received a copy of the appraisal at least 3 days prior to closing is required for the loan to be considered a compliant Federal HPML and EV1. (Upheld)

Response 2 (10/XX/2023 12:24PM)
The loan is a compliant HPML. Lender acknowledges with an EV1 grade. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 07/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (09/XX/2023 1:16PM)
The loan is Non-QM. (Resolved)

(Open) Income - Other/Missing-

Lender Exception was requested for the use of payroll deposits included in the business bank statement deposit profile. The exception reflects the documentation of a contractor agreement with a direct deposit authorization, which was not contained in the loan file as required.

Response 1 (09/XX/2023 8:17AM)
The email from XX is on page 225 of the loan file. (Upheld)

Response 2 (10/XX/2023 7:37AM)
Waiver granted by Investor. (Waived)

(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was missing. The loan file also contained a HUD1 for the sale of the departure residence that reflected a mortgage payoff; however, the loan file contained a credit report dated 6/XX/2023 that did not reflect a mortgage history and a payment history was also not located in the loan file as required per the guidelines. Additional conditions may apply.

Response 2 (01/XX/2024 10:20AM)
Waiver granted by Investor. (Waived)

Response 1 (09/XX/2023 8:20AM)
Credit report provided does not reflect mortgage history for XX. (Upheld)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 8/XX/2023 supportive of value.	Comp Factors - LTV of 70%, Residual Income of $5666.35 Comp Factors - LTV of 70%, Residual Income of $5666.35	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7778077	XX	XX	8/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/XX/2023, Desk Review Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 11:52AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 08/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

Response 1 (10/XX/2023 11:50AM)
The loan is Non-QM. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $15,190.00, which exceeded: exceeds 3 percent of the total loan amount of $XX. The following fees were included in the testing: Appraisal Review Fee, Mortgage Broker Fee, Points - Loan Discount Fee, and Underwriting Fee. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $3,772.96 is required.

Response 1 (10/XX/2023 11:49AM)
The loan is Non-QM. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.833% and the calculated APR 10.822%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Credit Report - Other-

The Note was dated 8/XX/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed monitoring report no more than 10 days prior to the loan closing or any time after closing. Gap credit was not provided as required.

Response 1 (10/XX/2023 10:39AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - DTI-

The borrower was living rent free with a relative. The lender guidelines for living rent free allowed a maximum DTI of 43%. The audit DTI was 43.150% and exceeded the maximum allowed.

Response 1 (10/XX/2023 10:51AM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Minimum Trade Lines-

Lender exception prior to consummation for minimum tradeline requirements. Guidelines required a minimum of 3 tradelines with 1 open for 24 months and active in last 6 months. Deemed non-material based on compensating factors.

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 8/XX/2023 was provided and supported the appraised value.	713 score. $6,000 per month residual income. 7 months of reserves. Compensating factors: Credit reflected several tradelines with an auto loan just paid off and reported for 24 months. Good credit history for 5 years. 7 months of PITIA reserves. $60,068 residual income.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7778078	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 12:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/XX/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/XX/2023 12:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $42,285.63, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Desk Review $150.00, Broker $26,296.88, Points-Loan Discount $14,343.75 and Underwriting $1,495.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $15,065.53 is required.

Response 1 (10/XX/2023 10:38AM)
The loan is Non-QM. (Resolved)

(Clear) ROR- Incorrect Form/New creditor (H8) version required-

The consumers were provided the incorrect RTC version. The consumers are refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b)(1)(v), (a). Additionally, rescission needs to be re-opened.

Response 1 (10/XX/2023 12:05PM)
The referenced documentation was not received.Please provide the ROR for review. (Upheld)

Response 2 (11/XX/2023 2:40PM)
The documentation provided is not sufficient to cure the finding. The Updated ROR for the loan transaction on 09/XX/2023 was issued on 11/XX/2023 and the borrower has until midnight on 11/XX/2023 to rescind. The exception can not be resolved until the recession period ends. (Upheld)

Response 3 (11/XX/2023 9:32AM)
The reopened rescission expired midnight on 11/XX/2023 clearing the exception. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.466% and the calculated APR 9.395%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 08/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (10/XX/2023 10:38AM)
The loan is Non-QM. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/XX/2023 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7870701	XX	XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

Guidelines require 12 months of reserves for Foreign National. Exception granted for 9 months reserves. Compensating factors deem this as non-material. (Waived).

(Open) DSCR - Program Parameters - Other-

Guidelines state a Foreign National must close loan as an entity. The exception was granted to close as an Individual. Compensating factors deem this as non-material. (Waived).

(Open) Assets - Minimum Reserves-

Guidelines require 12 months reserves for a foreign national borrower. An exception was made to allow 9 months reserves. $146,706 cash to close along with the EMD of $48,911 plus 9 months reserves of $46,938 for a total of $242,554 to be verified. A total of $241,154 was verified. The borrower is still short reserves by $1400.

Response 1 (04/XX/2024 1:46PM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guidelines restrict Foreign National to a maximum LTV of 70%. Loan closed with an LTV of 75%.

Response 1 (04/XX/2024 1:47PM)
Waiver granted by Investor. (Waived)

(Clear) Assets - Other-

The borrower used foreign assets for part of down payment, closing costs and reserves. Guidelines require a copy of the most recent two months statements of that account to verify 60 days seasoning. Two months statements were not provided to confirm seasoning.

Response 1 (04/XX/2024 1:29PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

Guidelines require foreign assets to be transferred to a U.S. domiciled account at least 10 days prior to closing. $10,446 of the assets transferred were not transferred 10 days prior to closing as required.

Response 1 (04/XX/2024 1:30PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 2/XX/2024 which supports the appraised value.	Compensating Factors: DSCR of 1.069%, Fico Score 704, Experienced Investor. Currently renting same home for 3 years. Owns other investment properties and no lates. Borrower has US credit with 3 long term mortgages 0 x 30.

Compensating Factors: DSCR 1.069%, LTV 75, Fico score 704.

Compensating Factors: DSCR of 1.069%, Fico Score 704, Experienced Investor. Currently renting same home for 3 years. Owns other investment properties and no lates. Borrower has US credit with 3 long term mortgages 0 x 30.

											Compensating Factors: DSCR of 1.069%, Fico Score 704, Experienced Investor. Currently renting same home for 3 years. Owns other investment properties and no lates. Borrower has US credit with 3 long term mortgages 0 x 30.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7870693	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract - Concessions- The HUD-1 reflects seller contributions in the amount of $1,390. The sales contract reflects $0 for seller contributions. The file is missing an executed contract addendum adding seller paid contributions of $1,390. Response 1 (04/XX/2024 3:02PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 03/XX/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7867696	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Prepayment Addendum is not executed. Response 1 (04/XX/2024 2:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided for a refinance of a vacant property with a DSCR below 1. DSCR is 0.753. Determined non-material based on compensating factors (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports value.	Compensating Factors: Experienced investor, Repeat AHL client, $75,782 or 19 months in reserves, FICO 775.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
7872748	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Missing - One or More Reports Missing- Not all required credit reports are within the file. The credit report for the primary borrower is not present in the loan file. Response 1 (04/XX/2024 2:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7869493	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7873594	XX	XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not labeled final, stamped or signed. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The guidelines require a background report including a search for liens and judgments for all entities. The loan file is missing the background report for the entity.

Response 1 (04/XX/2024 11:23AM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

The borrower does not meet the minimum trade line requirements to meet Investor guidelines. The guidelines required minimum tradelines of 2 open tradelines reporting for a minimum of 24 months within the last 12 months. The borrower's credit report reflects 3 tradelines which are not self-reported. All are open trades lines reporting current; however, they have only been open for 15 months, 21 months and 22 months. The borrower does not have a single trade line reporting for a minimum of 24 months as required. It should be noted that an exception was approved for this particular issue. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024 which supports the appraised value.	Comp Factors - 122 months reserves and 50% LTV	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7875824	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. The articles of organization and operating agreement are missing from the loan file as required by guidelines. Response 1 (04/XX/2024 7:50AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 02/XX/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7875823	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The loan agreement was not signed by the lender and Exhibit B was not signed by the borrower. Response 1 (04/XX/2024 11:29AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains an exception for the primary residence housing history having more than 1x30x12. Compensating factors deem non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 4/XX/24, which supports the appraised value.	Compensating Factors: 57 months reserves; LTV of 64.667%	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
7868781	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception provided for using lease with 1 month of rent receipt and security deposit instead of the required 2 months rent receipts. Determined non-material based on compensating factors (waived).

(Clear) Hazard Insurance - Missing/Insufficient-

The Lender's guidelines require hazard insurance with rent loss coverage equal to 6 months of the qualifying rent. The hazard insurance provided reflects rent loss insurance with a limit of $12,000. The qualifying rent is $2,400 per month. Therefore, the minimum rent loss insurance should be a minimum of $14,400.

Response 1 (04/XX/2024 10:08AM)
Explanation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 03/XX/2024, which supports the appraised value.	Compensating Factor: FICO 790, no lates with any obligations, $29k in reserves	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7867706	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7867704	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument is inconsistent with the Title. Title reflects current Vested Interest as a different Entity than what is reflected on the Security Instrument and there is no evidence of a Deed in the loan file for the change. Response 1 (04/XX/2024 12:04PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7867689	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- The loan file contains a lender exception allowing 490 square foot unit, which is less than the 500 square foot investor guidelines requirement. Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 3/XX/24 which supports the appraised value.	Compensating Factors: Established investor- Good reserves 200 months- Good FICO 768	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7871719	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception complted prior to consummation. The request to proceed with borrower living Rent Free. Compensating factors deem this as non-material. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 which supports the appraised value.	Compensating Factors: DSCR 1.679%, experienced investor with two investment properties.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7876102	XX	XX	4/XX/2024	XX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.406%) and the calculated APR (9.363%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 2/XX/2024/. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 04/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Income - Other/Missing-

The loan file was missing the 2023 and 2022 1099s, which were used at origination for income calculations. Additional conditions may apply.

Response 1 (04/XX/2024 10:22AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

The Lender's guidelines require proof that the Borrower's business is active by a third-party source dated within 10 days of the note. Despite this requirement, the loan file does not contain proof of borrower's business being active. Additional conditions may apply.

Response 1 (04/XX/2024 10:35AM)
Page 81 of the guide requires confirmation of active business within 10 days of the Note. Most recent business bank statement is more than 10 days prior to the Note. Activity was not confirmed within 10 days of the Note. (Upheld)

Response 2 (04/XX/2024 1:53PM)
This is not a bank statement loan. (Resolved)

(Open) Income - Tax Transcripts Missing-

Borrower was qualified using a 24 month average of 2023 and 2022 1099 income. Guidelines require the 1099 Tax Transcripts which were not provided in the loan file for our review.

Response 1 (04/XX/2024 1:56PM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports value.	$4,900 per month residual income. 75% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7868777	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA dated 3/XX/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7869488	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Other-

Guidelines state the primary mortgage must be current which is defined as verifying the payment a month prior to closing. The note date is 03/XX/2024, and primary mortgage XX XX has been verified up to the 01/24 payment. Provide verification of the 02/24 payment.

Response 1 (04/XX/2024 11:44AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject property that is being refinanced is vested in a trust and the documentation to support borrower's ownership in this trust is not in the loan file. Provide trust agreement or equivalent forXX dated April XX,2020 to support.

Response 1 (04/XX/2024 12:17PM)
Referenced documentation not received. (Upheld)

Response 2 (04/XX/2024 11:46AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7867693	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: The note provided is not signed by the borrower.

Response 1 (04/XX/2024 2:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section(s) of the Security Instrument (Mortgage/Deed of Trust) are incomplete: The security instrument is not signed and notarized.

Response 1 (04/XX/2024 2:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Incomplete-

The settlement statement is either incomplete or incorrect. The settlement statement is not signed, marked as Final, and/or stamped as certified true and accurate.

									(Clear) Final Application - Missing- The Final application is missing as required by guides. Response 1 (04/XX/2024 1:56PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 3/XX/24 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
7870692	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for lack of credit tradelines. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024, which supports the appraised value.	Compensating Factors: 701 FICO, DSCR score of 1.971, owns primary residence 7+ years.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7753218	XX	XX	7/XX/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal - Aged > 120 days-

When the appraisal is greater than 120 days a recertification of value must be provided. In this case the Note date is 7/XX/2023 and the appraisal is dated 3/XX/2023 which is 131 days aged and no recertification of value was provided.

Response 1 (10/XX/2023 10:36AM)
Waiver granted by Investor. (Waived)

(Clear) Appraisal - Other-

The appraisal provided in the loan file is not in Lender's name and the owner of record is the prior owner. Guidelines allow appraisal transfers; however, a signed transfer letter from the lender and invoice must be provided. The loan file did not contain a transfer letter or an invoice. Additional conditions may apply.

Response 1 (09/XX/2023 10:13AM)
Still missing the invoice. (Upheld)

Response 2 (09/XX/2023 10:18AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/XX/2023 supports the original appraised value.	70% LTV. Experienced Investor. 9 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7854732	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The lender has exception to allow 10 months of investment experience rather than 12 months per guideline. Exception signed and dated for approval. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 01/XX/2024 which supports the appraised value.	Compensating factors: FICO 718, Present residence 3 years, and reserves $71,703. other investment property paid on time	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7855087	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7854738	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 1/XX/2024, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7854742	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Condo - Other- There are additional observations that could impact the credit decision and/or quality of the loan. Lender Exception provided for "subject property being a Detached Site Condo with no established HOA." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024 that supports the appraised value.	Compensating Factors: 18 months PITI Reserves, Experienced Investor, > 60 months 0x30 mortgage history	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7857806	XX	XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient liability insurance coverage. Lender guidelines require a minimum of $100,000 liability coverage for the subject property. The hazard insurance policy in file for the subject property reflects $50,000 liability coverage which does not meet the lender requirement.

Response 1 (03/XX/2024 12:33PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The subject loan was delivered as a 76.688% LTV/CLTV purchase of a single family investment property. Lender guidelines require a minimum of 700 square feet for SFRs and PUDs; however, the appraisal in file reflects the subject property is only 665 square feet which does not meet the lender guideline requirement.

Response 1 (03/XX/2024 10:38AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 2/XX/2024 which supports the appraised value.	778 score. 1.406 DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7867114	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866758	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Mortgage History - Missing/Incomplete- Lender exception provided for borrower living rent free. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports the original appraised value.	Compensating factors - FICO of 691, DSCR of 1.395 and LTV of 25.867%	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860827	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- Per the guidelines, a background report including a search for liens and judgments on the borrowing entity is required. The loan file is missing the background report and lien/judgment search for XX. Response 1 (03/XX/2024 8:01AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024 that supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7866759	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 3/XX/2024, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7864777	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 3/XX/24 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866752	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The guidelines require a 660 minimum score. Management approved this loan file with a 659 score exception. Compensating factors deem this as non-material. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 which supports the appraised value.	Compensating Factors: Repeat AHL client, Seasoned Investor, Mortgages on credit paid as agreed, Low LTV 54.144%.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7857797	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines require the borrower to complete the ACH form for cash out refinance that have a LTV exceeding 70%. The loan file is missing the completed ACH form. Response 1 (03/XX/2024 7:58AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 02/XX/2024, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7864787	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - LTV- The loan file contains a lender exception allowing for an LTV of 75% when investor guidelines caps the LTV at 70% due to a DSCR less than 1.0 and a FICO of 701. Compensating factors deem this as non-material. (waived) (Clear) DSCR - Missing Entity Documentation- The loan file is missing the borrowing resolution granting authority of signer to enter into the subject loan obligation as required per investor guidelines. Response 1 (04/XX/2024 10:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 2/XX/24 which supports the appraised value.	Compensating Factors: All Mortgages paid as agreed- R/T Refinance- Good reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860828	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- Per the guidelines, a background report including a liens and judgments search on the entity is required. The file is missing the background report. Additional conditions may apply. Response 1 (03/XX/2024 9:18AM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Program Parameters - Other- Per the guidelines, a criminal history search is required on the borrower. The file is missing the search. Additional conditions may apply. Response 1 (03/XX/2024 9:19AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7860832	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Bank Statements-

A second months statement for XX is missing from the loan file. The statement in file is older than 90 days from the note date therefore the statement ending 12/XX/23 is required.

Response 1 (03/XX/2024 10:44AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

The loan file is missing proof of liability insurance of at least $100,000.

Response 1 (03/XX/2024 11:35AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

The borrower is renting the primary residence. Verification of 12 months rental payments is required and missing from the loan file.

Response 1 (03/XX/2024 11:36AM)
Referenced documentation not received. (Upheld)

Response 2 (03/XX/2024 10:40AM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Per guidelines, 12 months PITIA are required to be held in reserve when the DSCR is above .75 but below 1.00. As a result, the loan file is short $4332 in reserves.

Response 1 (03/XX/2024 11:43AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 2/XX/24, which supports the appraised value.	710 score. 75% LTV. 710 score. 75% LTV.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7858460	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Loan Amount- The guidelines require a minimum loan about of $75,000. The loan exception to move forward with a loan amount of $XX was approved by management. Compensating factors deem this as non-material. (Waived) (Clear) Appraisal - Other- There are additional appraisal findings. This file is missing the desk review required on all loan files per guidelines. The Desk Review is missing from the loan file for the subject property. Response 1 (03/XX/2024 12:40PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (03/XX/2024 12:39PM) Documentation received is sufficient. (Resolved)	Compensating Factors: Fico of 736, Experienced Investor, Present Address 3 years, DSCR of 2.163, reserves of $140,454 or 159 months reserves.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
7860839	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation- There are additional Compliance Findings. Missing the following Business purpose documentation:The loan does not qualify as a business purpose loan. The cash out letter dated 01/XX/2024 does not list an acceptable business purpose reason. The loan is not TRID exempt. Response 1 (03/XX/2024 1:00PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The loan file contains a Lender Exception for a Foreign National Borrower closing as an individual and not a entity. Determined non-material based on compensating factors (waived).

(Open) DTI - Exceeds Guidelines-

The loan file contains a Lender Exception for condominium square footage at 468, less than the minimum required 500 square feet. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contains a Lender Exception to utilize the higher lease rent of $1,900 without evidence of 2 months rent received. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

The loan file is missing the required 12 month primary housing rental history.

Response 1 (03/XX/2024 7:13AM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

The guidelines indicate evidence of (2) open trade lines reporting for 24 months with activity in the most recent 12 months is required; or a combination of eligible Alternative Tradelines. The loan file contains evidence of only (1) Alternative Tradeline. 12 months credit card statements were provided. The loan file is missing (1) additional credit reference/tradeline.

Response 1 (03/XX/2024 7:16AM)
A checking account is not a trade line credit reference. (Upheld)

Response 2 (03/XX/2024 9:24AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 02/XX/2024 that supports the appraised value.	Compensating Factors: 64 months PITI Reserves, DSCR 1.021 Compensating Factors: 64 months PITI Reserves, DSCR 1.021 Compensating Factors: 64 months PITI Reserves, DSCR 1.021 Compensating Factors: 64 months PITI Reserves, DSCR 1.021	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7860845	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception for 70% LTV exceeding program guideline maximum of 65% LTV for a cash-out refinance with a 678 FICO score. Deemed non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Lease Agreement reflects rent as $2,300 whereas the Market Rent per appraisal is $2,000. Per the guidelines, actual rent (which is within 20% of market rent) may be used if evidence of receipt of two months rent payments is provided. The file is missing receipt of two rent payments. Additional conditions may apply.

Response 1 (03/XX/2024 9:10AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 02/XX/24, which supports the appraised value.	Compensating factors: Reserves of $51742, experienced investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7867129	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: Individual on the Note signed as an agent under a Power of Attorney but the Power of Attorney is missing. Response 1 (04/XX/2024 2:23PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Power of Attorney Missing- Individual on the Security Instrument signed as an agent under a Power of Attorney but the Power of Attorney is missing. Response 1 (04/XX/2024 2:23PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception for the borrower was not experienced (FTHB) with a DSCR rating of less than 1.0 at origination; primary residence is owned by spouse. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 03/XX/2024 which supports the original appraised value.	Compensating Factors - 749 FICO, 19 months reserves, 66% LTV/CLTV.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
7866761	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 2/XX/24 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7864781	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Exception to allow a Short Term Rental with no Short Term Rental experience and a DSCR of .7534. Deemed non-material due to compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file, dated 2/XX/2024, supported the appraised value.	Comp factors - 778 score. 51.854% LTV. 330 months of reserves.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860842	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Aged > 120 days-

The appraisal was > 120 days at the time of closing with no updated value provided. The subject loan closed on 03/XX/2024, while the appraisal was completed on 10/XX/2023, which is 140 days old at the time of closing.

Response 1 (03/XX/2024 7:31AM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender exception provided to use four months of rental receipt as opposed to six, to utilize lease amount for qualifying DSCR amount. Determined non-material based on compensating factors. (Waived).

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow three properties in the same neighborhood. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

The loan file is missing the background check for the entity.

Response 1 (03/XX/2024 7:29AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Guidelines state that loans closing in an entity require a borrowing resolution granting authority to it's member to enter into a loan application. The loan file is missing the Resolution.

Response 1 (03/XX/2024 7:30AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024, which supports the original appraised value.	Compensating factors - FICO of 814 and DSCR of 1.333 Compensating factors - FICO of 814 and DSCR of 1.333	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860843	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow three properties in the same neighborhood. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing Entity Documentation-

Guidelines state loans closing in an entity require a borrowing resolution granting authority to it's member to enter into a loan application. The loan file is missing the Resolution.

Response 1 (03/XX/2024 7:34AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing the background check for the entity.

Response 1 (03/XX/2024 7:34AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024, which supports the original appraised value.	Compensating factors - FICO of 814 and DSCR of 1.369	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860844	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow three properties in the same neighborhood. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing Entity Documentation-

Guidelines state loans closing in an entity require a borrowing resolution granting authority to it's member to enter into a loan application. The loan file is missing the Resolution.

Response 1 (03/XX/2024 7:36AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing the background check for the entity.

Response 1 (03/XX/2024 7:37AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024, which supports the original appraised value.	Compensating factors - FICO of 814 and DSCR of 1.392	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7858466	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file required a minimum loan about of $75,000 per guidelines. The loan exception to move forward with a loan amount of $XX. was approved by management. Compensating factors deem this as non-material. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 1/XX/2024 which supports the appraised value.	Compensating Factors: DSCR 1.137, 11 months reserves, Borrower is an Experienced Investor.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7858465	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow loan amount of $XX. Guidelines require $75,000 minimum loan amount. Compensating factors deem this as non-material (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 1/XX/2024 which supports the appraised value.	Compensating Factors: Strong DSCR 1.324 and 21 months reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7864783	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 02/XX/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7858457	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 02/XX/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7858458	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7858459	XX	XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other-

Vesting in an entity. A Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation required and is missing from the file.

Response 1 (03/XX/2024 12:48PM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

Primary mortgage(s) must be current at the time of closing (month prior to the note date). The subject transaction closed 2/XX/24 and the mortgages securing the primary residence with XX with date of last activity 12/2023 and with XX with date of last activity 12/2023 not current. A mortgage statement or other documentation to confirm the mortgages current through the 01/2024 missing from the file.

Response 1 (03/XX/2024 12:50PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/24 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7857796	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- According to guidelines First Time Investors are not allowed when the DSCR is less than 1. The subject closed with a DSCR of .935. No documentation was provided that confirms borrow has ever owned an investment property. Response 1 (03/XX/2024 9:11AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 2/XX/2024, which supports the appraised value.	70% LTV. 42 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860846	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for open tradelines less than 24 months. Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- Lender Exception provided to proceed with VOR from private party without proof of rental payments for the previous primary residence. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 02/XX/2024, which supports the appraised value.	Compensating Factors: Borrower owns primary free and clear, 12+ months of reserves with cash back. Compensating Factors: Borrowers owns primary free and clear, 12 + months of reserves with cash back.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860829	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

The guidelines indicate 75% maximum LTV for Borrower/Guarantors classified as First Time Investors. The Borrower/ Guarantor is classified as a First Time Investor and the loan closed with a 78.788% LTV. The loan file contains a Lender Exception for "LTV > 75% for a First Time Investor." Determined non-material based on compensating factors (waived). The following loan characteristics changed after the original Loan Exception approval; the purchase price increased from $95,000 to $99,000 and the amount of available post close reserves decreased from 12 months to 9 months. (Waived)

(Clear) Assets - Large Deposits/Unacceptable-

The guidelines indicate all funds used for closing/reserves are to be sourced. The XX asset statement dated 12/XX/2023 provided, includes an unsourced deposit of $30,000.

Response 1 (03/XX/2024 1:55PM)
Explanation and documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024 that supports the appraised value.	Compensating Factors: 735 Fico, 9 months PITI Reserves, 0x30 > 24 months on primary mortgage	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7866763	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 3/XX/24 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7864774	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

Guidelines state rent loss coverage equivalent to 6 months qualifying rent is required. 6 months of qualifying rent is $25,165.23 and rent loss coverage is verified below this at $22,590. The matrix states for short term rentals, 100% of the income documented by 12 months deposits from XX must be used for the qualifying rent and only 75% was used at origination to determine qualifying rent.

Response 1 (04/XX/2024 1:08PM)
Explanation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines for foreign nationals state the borrower must provide their primary address in their country of origin on the 1003. This is required and missing from the loan file. The 1003 provided has a placeholder US address listed instead of verifying the borrower's primary address in XX.

Response 1 (04/XX/2024 1:08PM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

Lender exception prior to consummation for housing history, 12-month primary housing history is required. Borrower's primary residence is in XX and is free & clear with no documentation available. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/2023, which supports the appraised value.	Compensating factors: LTV lower than maximum at 52.055%, reserves above required at $165,547, and high DSCR of 1.842.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860848	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 02/XX/2024 that supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866754	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Prepayment Addendum was executed however the terms were missing. Response 1 (04/XX/2024 11:28AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a "first-time investor" is 75%. The guidelines indicate that an experienced investor is defined by a borrower that has owned at least 1 investment property for a minimum of 12 months within 36 months, otherwise the borrower can qualify as a "first-time investor, which is defined as a borrower who has owned a property or primary residence for a minimum of 12 months within 36 months. The borrower has owned the primary residence for 3 years and no investment properties are documented to have been owned in the last 3 years; therefore, the borrower is considered a "first-time investor". The subject loan closed with an LTV of 80%, which exceeds the maximum allowed.

Response 1 (04/XX/2024 12:30PM)
Property profile provided is for XX. The borrower is XX. (Upheld)

Response 2 (04/XX/2024 11:19AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024 which supports the appraised value.	786 score. 1.897 DSCR. 24 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7866757	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Appraisal not ordered through XX- Lender exception provided for XX not ordered through approved vendor. Deemed non-material based on compensating factors. (Waived) (Open) DSCR - Program Parameters - Other- Lender exception provided to use lease amount that is over 20% tolerance from market rent. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/XX/2024, which supports the original appraised value.	Compensating Factors - FICO of 712 and 35 months of reserves. Compensating Factors - FICO of 712 and 35 months of reserves.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7858467	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7858469	XX	XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

Subject LTV is 80% which exceeds to maximum allowed of 75% for a rate and term refinance with a credit score of 710. The file contains a lender exception for LTV, however, the DSCR on the exception form is 1.486 whereas final DSCR is only 1.063.

Response 1 (03/XX/2024 12:42PM)
Waiver granted by Investor. (Waived)

(Clear) Assets - Cash to Close-

Assets were required in the amount of $XX ($XX funds to close + $4,515 reserves). Assets in the amount of $3,396 were verified in X #XX. The remaining required assets were coming from a refinance of another property, loan #XX. However, the file is missing evidence of the refinance verifying borrower receiving at least $61,833 cash-out proceeds. Additional conditions may apply.

Response 1 (03/XX/2024 11:34AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file has a CDA dates 1/XX/2024 which supports the appraised value.	Experienced Investor. 710 score.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7860847	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type. Per guides, Leaseholds will be reviewed by exception. The subject property is a Leasehold property and the loan file does not contain the required exception. Response 1 (03/XX/2024 8:04AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 02/XX/24, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7858454	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender exception prior to consummation for 2 mortgage lates in the last 12 months. Guidelines state the max allowable is 1 x 30 x 12 on a mortgage for the primary residence. Determined non-material based on compensating factors (waived). (Open) Appraisal - Other- Lender exception prior to consummation for using prior appraisal from subject's previous purchase transaction. Guidelines require new appraisal for subsequent transaction. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 01/XX/2024, which supports the appraised value.	Compensating factors: qualifying FICO of 769, DSCR of 1.078, 0x30 on all other debts reported on credit. Compensating factors: qualifying FICO of 769, DSCR of 1.078, 0x30 on all other debts reported on credit.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860830	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 2/XX/24, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7857805	XX		XX	2/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 2/XX/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866762	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender Exception provided for "DSCR between .75 and 1.00 requires property be occupied for refinance. Property is currently vacant." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 2/XX/2024, which supports the appraised value.	Compensating factors; property recently updated, 734 fico, ample reserves, seasoned investor	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7860841	XX		XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 2/XX/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7866755	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Management review and exception are required for all Invest Star loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should also be noted that no exception was present in the loan file.

Response 1 (04/XX/2024 10:45AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file is missing background report with liens/judgement search for entity, XX.

Response 1 (04/XX/2024 12:34PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/XX/2024 which supports the appraised value.	Experienced Investor. 1.162 DSCR. 118 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7869495	XX	XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Signature- The Security Instrument was not fully executed by all required parties. The borrower signature was missing from page 9 of the Mortgage. Response 1 (04/XX/2024 10:46AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Bank Statements-

Required funds for the transaction including cash to close plus reserves was $173,759. Lender guidelines required 2 months of statements to support the required funds. XX checking account ending in #XX with statement ending date of 2/XX/2024 was provided; however, the 2nd consecutive month was not provided. Without the funds from this account, the borrower would be short of the required reserves.

Response 1 (04/XX/2024 12:14PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The lender guidelines required a Fraud Check to be completed for all parties to the transaction. The Fraud Check was not provided as required.

Response 1 (04/XX/2024 11:14AM)
Referenced documentation not received. (Upheld)

Response 2 (04/XX/2024 12:15PM)
Documentation received is sufficient. (Resolved)

(Open) Borrower - Ineligible borrower-

The borrower is a Foreign National. The lender guidelines required all investment properties to be vested as a US domiciled entity with a domestic agent for service or a lender exception to allow loan to close in an individual name. Subject was vested in an individual's name and no lender exception was present in the file or indicated on the Executive Summary.

Response 1 (04/XX/2024 1:35PM)
Waiver granted by Investor. (Waived)

(Clear) Gift Letter - No Evidence of Funds-

Borrower is a foreign national and gift funds were utilized in the transaction in the amount of $50,000. The donor's account statement was provided and support sufficient funds to provide the gift. The lender guidelines required gift funds to be deposited into borrower's US bank account 30 days prior to closing. Proof of receipt of the funds to the borrower was not provided as required.

Response 1 (04/XX/2024 12:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The borrower is a foreign national whose primary residence is in XX. The lender guidelines required borrower to provide a third-party document with an address matching the primary residence on the application e.g. lease agreement, utility bill, financial statement. Required documentation was not provided.

Response 1 (04/XX/2024 11:14AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The loan application reflected borrower's primary residence had monthly expenses of $169 which were included in the total liabilities at origination. Documentation to support the total liabilities was not provided as required.

Response 1 (04/XX/2024 11:15AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 2/XX/2024 was provided and supported the appraised value.	32.856 DTI. $8,728 per month residual income.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7870714	XX		XX	4/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
7870713	XX	XX	3/XX/2024	XX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 03/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as "other ", however it should be conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.575% and the calculated APR 10.553%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 03/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) Program Parameters - DTI-

Lender Exception for DTI of 46.135% exceeding maximum for first time homebuyers living rent free of 43% prior to consummation. Deemed Non Material based on compensating factors.

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed with the Co-Borrower being a Non Occupying borrower; however, the loan file did not contain the executed Non Occupant Co-Borrower Certification as required per guidelines.

Response 1 (04/XX/2024 2:03PM)
Please clarify. The co-borrower was presented as a non-occupant. (Upheld)

Response 2 (04/XX/2024 11:45AM)
Section 5 Declarations 5a. A. "Will you occupy the property as your primary residence" is answered No. (Upheld)

Response 3 (04/XX/2024 12:54PM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan closed with an LTV of 80% with a guideline maximum of 80%; however, the Co-Borrower is a non occupying borrower, which requires a 5% reduction in the maximum LTV. The maximum LTV is 75% for the subject loan; therefore, the loan exceeds maximum guideline requirements.

Response 1 (04/XX/2024 12:54PM)
Waiver granted by Investor. (Waived)

Response 2 (04/XX/2024 12:55PM)
Client request to waive based on compensating factors. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/XX/2024 that supported the value.	Comp Factors - Residual Income $4388.19, Reserves $112,554/59 mos 29 months of reserves. $4,387 per month residual income. Comp factors - Residual income $4388 & reserves of $112,554.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7826565	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Income - Miscalculated/DTI Exceeds Tolerance-

The co-borrowers income at origination was calculated using the W2's and paystubs from XX. Additionally, the co-borrower owns 5% of the business XX. Additional income was calculated from the 1065 business returns; however, the lender included the W2 income in both the base pay calculations from the paystubs and W2s and also included the W2 income in the cash flow analysis from the 1065 business returns. Audit income did not include the W2 income in the business income from the 1065s. This resulted in a reduced income and a DTI of 51.089% which exceeded the guidelines maximum of 50%.

Response 1 (01/XX/2024 10:31AM)
Waiver granted by Investor. (Waived)

(Open) Income - Tax Transcripts Missing-

The qualifying income included self-employed income for the borrower and wage income for the co-borrower. The lender guidelines required tax transcripts to support the self-employed income and wage transcripts for the co-borrower's W2 income. 2022 wage transcripts for the co-borrower and 2022 tax transcripts for the borrower were not provided as required.

Response 1 (01/XX/2024 11:39AM)
Still missing 2022 tax transcripts for the borrower. (Upheld)

Response 2 (01/XX/2024 10:15AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 10/XX/2023 was provided and supported the appraised value.	747 score. 19 months of reserves. $9,000 per month residual income. 747 score. 19 months of reserves. $9,000 per month residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7826564	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. According to guidelines a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (01/XX/2024 11:15AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

According to standard documentation guidelines paystubs, W2's, W2 Tax Transcripts as well as a verbal Verification of Employment must be provided. The loan file contains paystubs, W2's and Verbal Verification of Employment; however, the 2021 and 2022 W-2 tax transcripts were missing from the loan file.

Response 1 (01/XX/2024 11:16AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX Inc. appraisal review dated 12/XX/2023 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7826561	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report - Other-

The Note was dated 12/XX/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed debt monitoring report no more than 10 days prior to the loan closing or any time after closing. Required documentation was not provided.

Response 1 (01/XX/2024 8:38AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Qualifying income was calculated from 2022 and 2021 1099's. Per the lender guidelines, corresponding 1099 tax transcripts were required and not provided.

Response 1 (01/XX/2024 8:37AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

Qualifying income was calculated from the 2021 and 2022 1099's. The 2021 and 2022 1099's for the borrower were not provided as required.

Response 1 (01/XX/2024 8:35AM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

The final 1003 reflected borrower owned a property on XX and reflected a first mortgage with NR/SMS/Cal and a 2nd mortgage with XX. Both mortgages were reflected on the origination credit report. Borrower sold the property prior to the subject closing and the Closing Disclosure did not reflect that the 2nd mortgage with XX was paid from the net proceeds. No additional documentation to support the 2nd mortgage was satisfied was provided. Documentation to support XX was paid off or satisfied was not provided as required.

Response 1 (01/XX/2024 8:34AM)
Explanation that home improvement loan is still active is sufficient. DTI is still within guidelines. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 12/XX/2023 was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7824573	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.792 and the calculated APR 10.700, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

									(Clear) Income - Social Security/Pension- Social security income of $1,478 was considered as effective income for the Co-Borrower; however, the file is missing any documentation to verify social security income. Response 1 (12/XX/2023 1:48PM) Documentation received is sufficient. (Resolved) (Clear) Income - Tax Transcripts Missing- Tax Transcripts for the borrower was not provided as required. Response 1 (12/XX/2023 1:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 11/XX/2023, that supports the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7826563	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. According to guidelines a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (01/XX/2024 11:11AM)
Documentation received is sufficient. (Resolved)

(Open) DTI - Exceeds Guidelines-

Lender Exception provided for DTI greater than 43%, DTI was approved at 49%, prior to consummation. Determined non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XX. appraisal review dated 11/XX/2023, was provided and supported the appraised value.	Compensating Factors: $8,445.96 Residual Income, 771 FICO and 43.127% LTV	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7812817	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOR-

The borrower is currently residing at rental residence. Verification of 12 months rental payments is required and conditioned for and is missing from the file.

Response 1 (12/XX/2023 1:39PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Both borrowers wage earners. The 2021/2022 W2 tax transcripts were not provided as required.

Response 3 (01/XX/2024 10:35AM)
Documentation received is sufficient. (Resolved)

Response 1 (12/XX/2023 1:35PM)
Still missing 2021 and 2022 W2 transcripts for XX. (Upheld)

Response 2 (12/XX/2023 12:16PM)
Still missing 2021 transcripts for XX. (Upheld)

(Clear) Income - Other/Missing-

A portion of the qualifying income derived from rental income of $1,700 per month per the lease agreement on the property located at XX. In addition to a current lease, guidelines require and was conditioned for 2 months proof of receipt of rent in order to use 75% of gross rents to offset the PITI, and is missing from the file. DTI exceeds max 50% without use of the rental income.

Response 1 (12/XX/2023 1:40PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/XX/2023 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7830119	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Appraisal Review Fee and Credit Report Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - DTI- Lender Exception provided for DTI exceeds 43% for asset qualifier loan and allows DTI of 43.222% DTI. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Other- Lender Exception provided for payment shock exceeds guidelines due to primary owned free and clear. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Other- Lender Exception provided for waiver of escrows. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 11/XX/2023, that supports the value.	good credit/excess reserves, current primary free and clear and pending sale, Credit Score 789, LTV 67% good credit/excess reserves, current primary free and clear and pending sale, Credit Score 789, LTV 67% good credit/excess reserves, current primary free and clear and pending sale, Credit Score 789, LTV 67%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7844777	XX	XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on 02/XX/2024 has a disclosed Finance Charge of $296,022.43, which is less than the system calculated Finance Charge of $296,619.18. The Finance Charge on the final CD is understated by $596.75 which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Closing Protection Letter Fee $75.00, Electronic Recording Service Fee $25.00, Mortgage Broker Fee $4,403.00, Processing Fee $795.00, Payoff Processing Fee $600.00, Settlement or Closing Fee $500.00 and Underwriting Fee $1,395.00. A cost to cure in the amount of $596.75 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (02/XX/2024 1:08PM)
The information provided is not sufficient to cure the finding. Under 1026.4(b)(2) examples are listed of finance charges which includes "service" fees. A fee charged to process payoffs is considered a service charge to handle the payoff and considered a prepaid finance charge. Additionally, processing fees are not expressly excluded under 1026.4(c). (Upheld)

Response 2 (02/XX/2024 1:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.907% and the calculated APR 9.881%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State & Local Predatory Lending-

This loan failed the threshold loan points and fees test. (Municipal Code of Chicago § 2-32-455) and (XXOrd. 240684 § 2 "Threshold loan" (2)). The total points and fees of the mortgage exceed 5% of the total loan amount in the case that the loan amount is $XX or greater, or $800 in the case that the loan amount is less than $16,000. Fees included in the test: Appraisal Review Fee $150.00, Closing Protection Letter Fee $75.00, Electronic Recording Service Fee $25.00, Mortgage Broker Fee $4,403.00, Processing Fee $795.00, Payoff Processing Fee $600.00, Settlement or Closing Fee $500.00 and Underwriting Fee $1,395.00. A cost to cure in the amount of $1,046.65 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (02/XX/2024 1:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Income - Tax Transcripts Missing-

The most recent 2 year's W2 Tax Transcripts were not provided as required for the co-borrower.

Response 1 (03/XX/2024 10:19AM)
Waiver granted by Investor. (Waived)

(Clear) Income - Pay Stubs Missing-

The loan file contains a written VOE for the co-borrower reflecting receipt of base, overtime, and bonus income; however, the most recent paystubs reflecting 30 days of pay and YTD earnings were not obtained from the co-borrower as required.

Response 1 (02/XX/2024 12:50PM)
Referenced letter not received. (Upheld)

Response 2 (02/XX/2024 8:07AM)
Referenced letter not received. (Upheld)

Response 3 (02/XX/2024 12:51PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

The loan file contains a written VOE reflecting receipt of base, overtime, and bonus income, and 2021 W2 for the co-borrower; however, is missing the 2022 W2 as required.

Response 1 (02/XX/2024 8:04AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Social Security/Pension-

Social security benefits for the borrower were considered as effective income but sufficient supporting documentation was not found in the file as required. DTI exceeds 50% max without use of this income.

Response 1 (02/XX/2024 12:19PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided for payment shock exceeding 250% when DTI greater than 45% (owns home free and clear). Deemed non-material based on compensating factors (waived).

(Clear) Credit Report - Minimum Trade Lines-

Minimum 3 tradelines required with either: (1) 1 tradeline open for 24 months and active in most recent 6 months, and 2 additional tradelines rated 12 months open or closed; or (2) 2 tradelines if satisfactory mortgage rating at least 12 months opened or closed in last 24 months and 1 additional open tradeline. The borrower does not have 1 tradeline open for 24 months for option 1 or a mortgage rating for option 2. The co-borrower has 1 active tradeline for 24 months but does not have 2 additional tradelines rated 12 months open or closed for option 1. The co-borrower has a mortgage rating for 6 months but not 12 months for option 2. Both borrower do not meet the minimum trade line requirement as required.

Response 1 (02/XX/2024 12:55PM)
Documentation received; however, neither borrower meets credit depth requirements. (Upheld)

Response 2 (02/XX/2024 7:57AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/2024 which supports the appraised value.	Compensating factors: reserves 90 months versus required 6 months; FICO 659 versus required FICO 640 Compensating factors: reserves 90 months versus required 6 months; FICO 659 versus required FICO 640	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7832673	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.661%) and the calculated APR (9.608%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Income - Other/Missing-

The file is missing letter from employer documenting Borrower's current employment/position with $14,400 monthly income, effective 4/XX/2023.

Response 1 (01/XX/2024 3:07PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

Lender Exception provided for "2 credit reference letters required since borrower has no US Credit". Proceed with no tradelines/US Credit.Determined non-material based on compensating factors (waived).

(Clear) Verification Documentation - VOR-

The file is missing verification of rent for the Borrowers five month rental history, as required for First Time Home Buyer.

Response 1 (01/XX/2024 3:07PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 12/XX/2023, that supports the value.	Comp Factors - 28 years line of work; $233K assets after closing; low LTV	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7840106	XX		XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.516% and the calculated APR 8.481%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Program Parameters - Other- Lender Exception provided for Qualifying assets used for asset qualifier loan must be in XX Account. Exception to use Bahamian bank account, exchange ratio 1 to 1. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated1/XX/2024, that supports the value.	Comp factor -Over 2 million in excess reserves after closing; 14/35% DTI; 703 Credit Score	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
7835081	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on Desk Review Fee, 01/XX/2024. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.258% and the calculated APR 11.162%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Income - Tax Transcripts Missing-

The 2021/2022 Tax Transcripts were not provided as required.

Response 1 (01/XX/2024 1:31PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Award letter(s) from the organizations providing the income (Two prior years 1099-R will be acceptable in lieu of award letter) and 30-days current proof of receipt of the borrower's $3,835 and $420 pension and $3,029.70 SSI were not provided as required.

Response 1 (01/XX/2024 1:32PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state that all mortgages must be current up to the month prior to closing. The subject closed 1/XX/2023. Date of last activity for XX as reflected on the credit report is 10/2023.

Response 1 (01/XX/2024 2:37PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 11/XX/2023, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
7832676	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The Vested Interest on page 1 is not accurate as it reflects the Borrower as an unmarried woman. Documents provided in the loan file reflect the Borrower as married and there is no evidence of divorce. Response 1 (01/XX/2024 3:21PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 12/XX/2023 that supported the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
7841953	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.843%) and the calculated APR (8.822%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 01/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 01/XX/2024. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

									(Open) Program Parameters - Other- Lender's Exception - Lender allowed for the payment shock to exceed max of 300%. Compensating factors deems as non-material. (Open) Program Parameters - Property Type- Lender Exception - Lender allowed for a condominium with deed restriction, 55 and over Community, which is ineligible. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 1/XX/2024, which supports the appraised value.	Compensating factors - $5,308.30 residual income per month, 764 mid score, Low DTI of 35.265% Compensating factors - $5,308.30 residual income per month, 764 mid score, Low DTI of 35.265%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7832674	XX	XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.562%) and the calculated APR (9.546%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Deed Prep, E-doc, Notary, Courier and title services. A cost to cure in the amount of $54.50 of which $48.96 was cured at closing. A cost to cure remains in the amount of $5.54 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (01/XX/2024 12:38PM)
The information provided is sufficient to clear the finding. (Resolved)

(Open) Income - Insufficient Documentation-

The loan file contains a lender exception for 26 months continuance on social security survivor benefit income. Investor guidelines require three years continuance of social security benefit from the date of the note. Deemed non-material due to compensating factors (waived).

(Open) Program Parameters - DTI-

Subject loan program is a 480 year term with interest only the first 10 years. Using the borrower's wage income, social security benefit and pension income, the audit DTI of 49.786% exceeds investor guidelines max at 45% for an interest only loan.

Response 1 (01/XX/2024 11:35AM)
Waiver granted by Investor. (Waived)

(Clear) Income - Insufficient Documentation-

Per the lender Executive Summary, the borrower receives base income, social security benefits and pension income. The loan file is missing documentation to support the borrower's receipt of current social security awards letter reflecting income of $2069.87 and current pension statement reflecting income of $951.87 per month.

Response 1 (01/XX/2024 11:39AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/XX/23 which supports the appraised value.	Compensating Factors: Low LTV 61.250, excellent mtg. history. Compensating Factors: Low LTV 61.250, excellent mtg. history.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7832680	XX		XX	12/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 12/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other- The subject loan does not meet Program Parameters. The loan file contained lender exceptions to allow a DTI to 46% which exceeds the Asset Qualifier program maximum of 43%, to allow Social Security income to be combined with the Asset Qualifier income, and to use 80% of the Stock account balances which exceeds the program maximum of 75%. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 12/XX/2023, which supported the appraisal value.	Compensating Factors: $9,514.69 Residual Income, 759 FICO and 110 reserves after closing	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
7840107	XX	XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 01/XX/2024: Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on 01/XX/2024 has a disclosed Finance Charge of $218,991.39, which is less than the system calculated Finance Charge of $219,226.39. The Finance Charge on the final CD is understated by $235.00, which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Points $2,812.50, Broker $3,000.00, Prepaid Interest $437.55, Third Party Processing $1,045.00, Title - Recording Service $50.00, Title - Settlement $950.00, Title - Document Storage/Archive/Copies $85.00 and $150.00, Underwriting $1,395.00 and Title - Wire/Express $35.00. A cost to cure in the amount of $235.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD, copy of the refund and proof of delivery.

Response 1 (02/XX/2024 4:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test. The loan amount is $XX or more and the transaction's total points and fees is $7,357.50, which exceeds 5% of the total loan amount of $XX. The following points and fees were included in the calculation: Desk Review $150.00, Broker $3,000.00, Points $2,812.50 and Underwriting $1,395.00. A cost to cure in the amount of $355.50 is required.

Response 1 (02/XX/2024 4:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The file is missing documentation that revolving accounts with XX and XX were paid prior to closing.

Response 1 (02/XX/2024 10:17AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The file is missing documentation of 12 months payment, paid by the Borrower's son, for XX in the amount of $573 per month. The file contains a letter from the Borrower that states the son is responsible for payment and proof of only one months payment made 12/XX/2023.

Response 1 (02/XX/2024 10:18AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The file is missing source of funds for XX $25,500 loan payoff as reflected on Credit Supplement dated 12/XX/2023.

Response 1 (02/XX/2024 12:00PM)
Sufficient funds were documented; however, evidence of payoff was not provided. (Upheld)

Response 2 (02/XX/2024 7:58AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required.

Response 1 (02/XX/2024 10:20AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 1/XX/2024, that supports the value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
7841951	XX		XX	1/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.817%) and the calculated APR (8.801%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. The loan file did not contain a VOR confirming the co-borrower's rental payment history as required. Response 1 (02/XX/2024 1:36PM) Documentation received is sufficient. (Resolved) (Clear) Income - Tax Transcripts Missing- Tax Transcripts were not provided as required. The loan file did not contain 2021 and 2022 W2 Tax Transcripts as required. Response 1 (02/XX/2024 1:37PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 01/XX/2024 which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7741650	XX	XX	6/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.040% and the calculated APR 9.007%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 05/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35) Using the greater of the disclosed APR 9.040% and the calculated APR 7.900%, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee and Inspection Fee on 06/XX/2023. A cost to cure in the amount of $250.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (07/XX/2023 12:47PM)
The documentation provided is not sufficient to cure the finding. The COC dated 06/142023 has a valid reason for the increase to the appraisal fee and appraisal review fee but was not disclosed within 3 days of the change. The appraisal invoice dated 05/XX/2023 discloses the order date of the appraisal is 05/XX/2023 with an increased appraisal fee of $525.00. this indicates the lender was aware of the fee increases at that time. The appraisal review invoice dated 06/XX/2023 shows the appraisal review was ordered on 06/XX/2023. A cost to cure in the amount of $250.00 is required. (Upheld)

Response 2 (08/XX/2023 12:03PM)
The documentation provided is not sufficient to cure the finding. The copy of the refund check and mailing label have been provided. A copy of the LOE and PCCD are required. A cost to cure in the amount of $250.00 remains. (Upheld)

Response 3 (08/XX/2023 11:44AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 06/XX/223: Credit Report and Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (07/XX/2023 12:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on CD issued on 06/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (07/XX/2023 12:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. Funds required for subject closing were $202,243 ($21,150 EMD + $148,440 funds due at closing + $32,653 reserves). Assets were verified in the amount of $159,410. As a result; funds for closing were short $42,832. Additional conditions may apply.

Response 1 (08/XX/2023 11:19AM)
Please provide withdrawal terms for the 2 retirement accounts. (Upheld)

Response 2 (08/XX/2023 2:41PM)
EMD's were not sourced prior to the latest bank statement. Latest statement 5/10. EMD cleared 5/12. Only one statement for the bank account clearing the EMD was provided. Also vested retirement balances with reductions were not sufficient to cover required assets even with fully documented EMD. (Upheld)

Response 3 (11/XX/2023 8:01AM)
Only 2 months of reserves are documented with the retirement distribution. (Upheld)

Response 4 (11/XX/2023 11:48AM)
Funds required: $21,150 XX + $148,440 Cash to Close + $32,653 Reserves = $202,243 total required. Documented available funds: $158,076 net proceeds + $21,150 cleared XX + $1,334 XX checking + $960 XX 0796 + $9 XX 0803 + $4,701 (70% of XX vested balance) + $7,818 (70% of XX vested balance) = $194,048 available. Shortage of $8,195 exists. (Upheld)

Response 5 (11/XX/2023 11:50AM)
XX was accurately calculated at $7,818. Updated XX to $5,807 results in a $7,089 shortage. Exception needs to be changed to 4 months of reserves. (Upheld)

Response 6 (11/XX/2023 7:58AM)
Waiver granted by Investor. (Waived)

(Clear) Income - W2(s) Missing-

W2's missing from the loan file. The file did not contain the 2022 W-2 from the co-borrower's current employer XX.

Response 1 (08/XX/2023 9:09AM)
Co-Borrower started job 4/XX/2022. (Upheld)

Response 2 (08/XX/2023 11:31AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.7.	$8,000 per month residual income. Borrower 8 years same line of work.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7864768	XX	XX	3/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.458% and the calculated APR 10.405%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 12/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Income - Social Security/Pension-

Social security income for the co-borrower was utilized in the qualifying income. The lender guidelines required 30-days current proof of receipt of the social security income. Required documentation was not provided.

Response 1 (04/XX/2024 12:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

The qualifying income for the borrower was wage earner income utilizing paystubs and W2s to support the income. The lender guidelines required 2022 and 2021 W2 tax transcripts to support the income. Documentation was not provided as required.

Response 1 (04/XX/2024 12:15PM)
Only 2022 transcripts were provided. (Upheld)

Response 2 (04/XX/2024 10:44AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Credit Score-

The loan file contains a lender exception for credit score of 636 below the minimum required of 640. Deemed non-material based on compensating factors. (Waived)

(Clear) Credit - Other-

The origination credit report reflected a Chapter 13 bankruptcy filed 2/2020 and discharged in 10/2023. Guidelines require a recent 12 month payment history prior to the Note. The loan file is missing the copy of the Bankruptcy discharge along with the recent 12 months payment history.

Response 1 (04/XX/2024 12:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

The loan file is missing the borrower's VVOE with the current employment dated within 10 days of the Note, required per the guideline.

Response 1 (04/XX/2024 10:45AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 2/XX/24 which supports the appraised value.	Compensating factors Borrowers have owned the subject primary residence for 26 years. Residual income of $4688, LTV of 59.091% is below the maximum allowed of 75%.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7858452	XX		XX	2/XX/2024	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.871% and the calculated APR 9.880%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 1/XX/24 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7867138	XX	XX	3/XX/2024	XX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.934% and the calculated APR 9.909%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 02/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on 03/XX/2024 does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

									(Open) Credit Report - Other- The loan file contained a processor certification along with a short Pay Contingent Approval for the borrower's 2nd mortgage with XX. The loan file is missing verification of this mortgage being current at the time of closing or documentation evidencing the mortgage did not have a payment requirement or was charged off between 2007-2010 as noted in the processor certification. Additional conditions may apply. Response 1 (04/XX/2024 12:04PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 03/XX/2024 which supported the appraisal value.	9 months of reserves. 70.069% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7866234	XX	XX	3/XX/2024	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Large Deposits/Unacceptable-

Guideline require large deposits exceeding 50% of qualifying income to be sourced. The borrower received 2 electronic transfers of $73,202.72 and $124,489.75 on 03/XX/24 used to open the XX. The assets from this account are needed for cash to close and reserve requirements. The loan file is missing documentation to source the $73,202.72 and $124,489.75 deposits.

Response 1 (04/XX/2024 11:57AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

Guidelines require a background report which includes liens and judgments searches on the business entity. The loan file is missing the complete background search on the entity, XX.

Response 1 (04/XX/2024 10:47AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. According to guidelines a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (04/XX/2024 10:49AM)
Explanation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 03/XX/2024 which supported the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
7866764	XX	XX	3/XX/2024	XX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.882% and the calculated APR 9.861%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 03/XX/2024. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Income - Tax Transcripts Missing-

Per guidelines, for wage or salaried borrowers, W2 tax transcripts are required. The loan file is missing the 2022/2021 W2 tax transcripts for the borrower.

Response 1 (04/XX/2024 1:34PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

The loan file contains a lender exception provided for the accessory unit and effect on marketability. Deemed non-material based on compensating factors (Waived).

(Open) Program Parameters - LTV-

The loan file contains a lender exception provided for 85% LTV on loan amounts over $2,000,000, Loan closed with loan amount at $XX. Deemed non-material based on compensating factors (Waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 03/XX/2024 which supported the appraisal value.	Compensating Factors: 774 FICO, Same Employer 20 years, Residual Income $126,445.48 Compensating Factors: 774 FICO, Same Employer 20 years, Residual Income $126,445.48	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7797683	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.707% and the calculated APR 10.674%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 8/XX/2023. The loan is a compliant HPML Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review and Credit report Fees. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 4:05PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee. A cost to cure in the amount of $1,228.25 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (11/XX/2023 11:51AM)
The documentation provided is not sufficient to cure the finding. The COC provided on 10/XX/2023 does not provide a valid reason for the increase to the Points - Loan Discount fee without more details. The CD states the reason for the increase is per borrowers request. Provide information as to why the borrower requested the fee increase. A cost to cure in the amount of $1, 228.25 remains. (Upheld)

Response 2 (11/XX/2023 10:45AM)
The information provided is not sufficient to cure the finding. The CFPB has increased focus on sufficiency of change of circumstance documentation. Recent clarifications from SFIG 4.0 site examples of acceptable and unacceptable COC reasons. A borrower requested change with no additional information is not considered a valid COC. There needs to be a sufficient change to the terms of the transaction that warrant a higher charge to the borrower. Borrower simply agreeing to pay a higher amount in fees is not a valid COC. A cost to cure In the amount of $1, 228.25 remains. (Upheld)

Response 3 (11/XX/2023 4:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

The loan file contains a lender exception for payment shock of 416.85% which exceeds limit of 300% at origination. Compensating factors deem this as non-material. (Waived)

(Open) Credit Report - Other-

The loan file contains a lender exception for the borrower not having a credit score at origination. Compensating factors deem this as non-material. (Waived)

(Open) Income - Business Tax Returns-

Copies of signed federal business income tax returns (including all schedules) were not obtained or were not properly retained in the file.

Response 1 (11/XX/2023 1:14PM)
Borrower is self-employed in the US. Business returns should be available. (Upheld)

Response 2 (12/XX/2023 12:12PM)
Waiver granted by Investor. (Waived)

(Open) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required.

Response 1 (11/XX/2023 1:15PM)
Borrower is self-employed in the US. Tax transcripts should be available. (Upheld)

Response 2 (12/XX/2023 12:13PM)
Waiver granted by Investor. (Waived)

(Open) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by Appendix Q.

Response 1 (11/XX/2023 1:10PM)
DTI is over 50% without self-employment. (Upheld)

Response 2 (11/XX/2023 11:49AM)
Total monthly expenses of $4,154.25 / $8,071.33 Wage income = 51.47% DTI. (Upheld)

Response 3 (12/XX/2023 11:57AM)
Subject PITIA $4,012.18 + Negative Cash Flow $142.07 = Total expenses $4,154.25. (Upheld)

Response 4 (12/XX/2023 12:15PM)
Waived granted by Investor. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 10/XX/2023 which supports the original appraised value.	Compensating Factors - 7 months reserves, $7k monthly disposable income, 34% DTI. Compensating Factors - 7 months reserves, $7k monthly disposable income, 34% DTI. Compensating Factors - 7 months reserves, $7k monthly disposable income, 34% DTI. Compensating Factors - 7 months reserves, $7k monthly disposable income, 34% DTI. Compensating Factors - 7 months reserves, $7k monthly disposable income, 34% DTI.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7809465	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.489% and the calculated APR 10.447%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 11/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Credit Report and Desk Review fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. Lender Exception provided for DTI of 50.313% when maximum allowed is 50%. Determined non-material based on compensating factors (waived).

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The DTI included a Solar Lease payment of $294.35. The file did not contain a copy of the Solar Lease for confirmation of this payment amount.

Response 1 (12/XX/2023 1:18PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.9.	Compensating factors: 7 years at current address and no mortgage lates or credit events.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
7797680	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.564% and the calculated APR 8.650%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)

Response 1 (11/XX/2023 12:30PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a credit refresh (gap credit) or undisclosed debt monitoring report within 10 days of the note. The loan file is missing the gap credit report. Additional conditions may apply.

Response 1 (11/XX/2023 7:45AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Guidelines require two years 1099 Tax Transcripts for the 1099 Alt Doc program. The loan file was missing the borrower's 2022/2021 1099s with XX.

Response 1 (11/XX/2023 7:43AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Conditional approval reflects 1099s for 2021/2022 required. The 1099s needed to calculate the borrower's two year income average are missing from the loan file as required per the Alt Doc IRS Form 1099 program.

Response 1 (11/XX/2023 7:44AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/XX/2023 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7803714	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.705% and the calculated APR 10.700%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) State Disclosure - Texas Home Equity Loan Interest and Fees Preclosing Disclosure/Itemization-

The Texas Home Equity Loan Interest and Fees Preclosing Disclosure does not include a complete itemization of the actual fees, points, interest, costs, and charges that will be charged at closing.

Response 1 (11/XX/2023 2:39PM)
The documentation provided is not sufficient to cure the finding. A Texas Home Equity Loan is considered any cash out refinance and not specifically a line of credit. Texas disclosures apply. Although documentation was provided showing that certain disclosures were attached to an email sent to borrower on 10/XX/2023, we would require the actual disclosures for review. (Upheld)

Response 2 (12/XX/2023 2:35PM)
The documentation provided is not sufficient to cure the finding. The invoices, closing instructions and Exhibit A are not acceptable to clear the disclosure requirement. Evidence the borrower received an itemization of he final closing costs at least 1 business day prior to closing is required. (Upheld)

Response 3 (12/XX/2023 9:35AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Disclosure - Texas Home Equity Loan Interest and Fees Preclosing Disclosure/Timing-

The Texas Home Equity Loan Interest and Fees Preclosing Disclosure provided on 10/XX/2023, was not provided to the Borrower at least 1 business day before closing, 10/XX/2023. Required to be provided in connection with a Texas Home Equity Loan. Texas Constitution - Home Equity Loan Provisions Tex. Const. art. XVI, 50(a)(6)(M)(ii); 7 Tex. Admin. Code 153.13

Response 1 (11/XX/2023 2:40PM)
The documentation provided is not sufficient to cure the finding. A Texas Home Equity Loan is considered any cash out refinance and not specifically a line of credit. Texas disclosures apply. Although documentation was provided showing that certain disclosures were attached to an email sent to borrower on 10/XX/2023, we would require the actual disclosures for review. (Upheld

Response 2 (12/XX/2023 2:36PM)
The documentation provided is not sufficient to cure the finding. The invoices, closing instructions and Exhibit A are not acceptable to clear the disclosure requirement. Evidence the borrower received an itemization of he final closing costs at least 1 business day prior to closing is required. (Upheld)

Response 3 (12/XX/2023 2:36PM)
The documentation provided is not sufficient to cure the finding. The invoices, closing instructions and Exhibit A are not acceptable to clear the disclosure requirement. Evidence the borrower received an itemization of he final closing costs at least 1 business day prior to closing is required. (Upheld)

Response 4 (12/XX/2023 9:35AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Per the guidelines and UW Approval, 2022 and 2021 W-2 tax transcripts were required for both borrowers. The file is missing all W-2 transcripts.

Response 1 (11/XX/2023 11:49AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

The loan file did not contain a credit refresh or UDN (undisclosed debt monitoring) dated within 10 days of the Note date for the co-borrower as required per the loan approval and guidelines.

Response 1 (11/XX/2023 11:49AM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Adverse Credit-

The file contains a lender exception for 1x30 days late on mortgage within the last 12 months. Deemed non-material based on compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA that supported the appraised value.	Comp Factors - LTV 68.305%, Residual $6071.74	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7797678	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XX or more, and the transaction's total points and fees is $16,449.78, which exceeds 5 percent of the total loan amount of $XX. The following points and fees were included in the calculation: Appraisal Review Fee $150.00, Mortgage Broker Fee $6,583.78, Loan Discount Points $7,776.00, Processing Fee $645.00 and Underwriting Fee $1,295.00. A cost to cure in the amount of $94.87 is required.

Response 1 (11/XX/2023 11:48AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. According to guidelines a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (11/XX/2023 9:11AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. Additional conditions may apply.

Response 1 (11/XX/2023 9:12AM)
Explanation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

The loan file is missing the Borrower's 2022 1099. Additional conditions may apply.

Response 1 (11/XX/2023 9:13AM)
Explanation received is sufficient. (Resolved)

(Open) Income - Employment History-

Lender Exception provided for Borrower is 1099 less than one year, prior to consummation. Non-material based on compensating factors. (Waived)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental history is required.

Response 1 (11/XX/2023 9:13AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XX appraisal review dated 10/XX/2023 was provided and supported the appraised value.	Compensating Factors: $7,878.01 Residual Income, 786 FICO and 51.125% LTV	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
7803705	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Transcripts Missing-

Tax Transcripts (W2) were not provided for the borrower as required.

Response 1 (11/XX/2023 12:47PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

A portion of the funds to close derived from the sale of the departing home at XX. File contains the Closing Statement; however, is not executed nor certified.

Response 1 (12/XX/2023 1:54PM)
Referenced documentation not received. (Upheld)

Response 2 (12/XX/2023 10:15AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided for rural property. Rural properties not allowed. Deemed non-material based on compensating factors (Waived).

(Clear) Debts - Not Verified-

The application lists a solar lease monthly payment of $168 not verified on the credit report and not independently verified.

Response 1 (11/XX/2023 12:45PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The loan exception form reflects borrower to sign waiver not to use subject rural property as farm and is missing from the file.

Response 1 (11/XX/2023 12:44PM)
Waiver signed by borrower not provided. (Upheld)

Response 2 (12/XX/2023 10:29AM)
Documentation not received. (Upheld)

Response 3 (12/XX/2023 1:01PM)
Letter provided is not associated with the transaction. (Upheld)

Response 4 (12/XX/2023 2:57PM)
XX is not the borrower. The letter concerning XX does not address the condition. (Upheld)

Response 6 (12/XX/2023 1:38PM)
Documentation received is sufficient. (Resolved)

Response 5 (12/XX/2023 8:24AM)
Document not received. (Upheld)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/XX/2023 which supports the appraised value.	Compensating factors: FICO 776 versus minimum required FICO 660. Low LTV of 34.426%.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7803716	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.280% and the calculated APR 11.192%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Credit Report fee paid to the Broker. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 4:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) Income - Tax Transcripts Missing- W2 Tax Transcripts were not provided for the borrower for 2021 and 2022 as required. Response 1 (11/XX/2023 2:18PM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Property Type- Lender Exception for the property type being rural prior to consummation. Deemed Non Material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA that supported the value.	Comp Factors - DTI 31.138%, Residual Income $7460	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
7803717	XX	XX	11/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 11/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (11/XX/2023 4:29PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Tax Transcripts Missing-

Tax Transcripts (W2) were not provided as required.

Response 1 (12/XX/2023 12:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a credit refresh (gap credit) within 10 days of the Note or Undisclosed Debt Monitoring Report and is missing from the file. Additional conditions may apply.

Response 1 (12/XX/2023 12:02PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

If the master condo policy does not provide replacement of improvements and betterment coverage the borrower must obtain a HO-6 policy. The master condo policy reflects common elements and units are covered excluding betterments and improvements. Guidelines require the HO-6 condo dwelling coverage to be at least 10% of the appraised value. The appraised value is $XX; therefore, dwelling coverage of $XX required. The HO-6 condo insurance policy coverage on the subject property reflects dwelling coverage of $25,000 which is insufficient.

Response 1 (12/XX/2023 3:06PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

Guidelines require assets to be documented with 2 consecutive months and dated within 90 days of the note date. Only one month statement was provided for the qualifying asset with XX dated 9/1 to 9/XX/23.

Response 1 (12/XX/2023 12:04PM)
Still short of the 60 day requirement. (Upheld)

Response 2 (12/XX/2023 3:07PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/XX/23 which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
7794093	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued 10/XX/2023. The Title-Mobile Signing Fee does not list a payee.

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 09/XX/2023 and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Appraisal Fee on the revised LE issued 09/XX/2023. A cost to cure in the amount of $25.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (11/XX/2023 10:22AM)
The documentation provided is not sufficient to cure the finding. The COC dated 09/XX/2023 has a valid reason for the increase to the appraisal fee but was not disclosed within 3 days of the change. The appraisal invoice dated 09/XX/2023 discloses the appraisal was ordered at an increased appraisal fee of $925.00 on 09/XX/2023. This indicates the lender was aware of the fee increases at that time. A cost to cure in the amount of $25.00 is required. (Upheld)

Response 2 (11/XX/2023 1:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 9/XX/23, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
7794098	XX	XX	10/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.288% and the calculated APR 9.238%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/XX/2023. Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Note - Incomplete-

The Note provided is inaccurate, The Note does not disclose interest only terms. The Loan has Interest only terms. Provide a new executed Note with correct terms.

Response 1 (11/XX/2023 12:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Other-

The loan file is missing the Borrower's 2022 and 2021 1099-NEC's, used to calculate qualifying income at origination. Additional conditions may apply.

Response 1 (11/XX/2023 1:37PM)
2021 and 2022 1099 Transcripts for XX were not provided.

Response 2 (11/XX/2023 12:27PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

1099 Tax Transcripts were not provided as required. Additional conditions may apply.

Response 1 (11/XX/2023 1:38PM)
Documentation not received. (Upheld)

Response 2 (11/XX/2023 12:28PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

There are additional credit findings. The loan file did not contain a Gap Credit Report or Undisclosed Debt Monitoring Report dated within 10 days of closing, or anytime after closing as required.

Response 1 (11/XX/2023 1:40PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 09/XX/2023 which supported the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
7783184	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 3:35PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

This loan failed the high-cost mortgage points and fees threshold test due to the following finding: The loan amount is $XXor more, and the transaction's total points and fees is $14,475.50, which exceeds 5 percent of the total loan amount of $XX. The following points and fees were included in the calculation: Appraisal Review Fee $150.00, Mortgage Broker Fee $7132.00, Points $5098.50, Processing Fee $800.00 and Underwriting fee $1,295.00. A cost to cure in the amount of $1,666.13 is required. If the points are bona fide, please provide the Undiscounted Rate.

Response 1 (10/XX/2023 12:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State & Local Predatory Lending-

This loan failed the high-cost home loan points and fees threshold test due to the following finding: The total points and fees of this loan, which are $15,425.50, exceed the following threshold based on the total loan amount, which is $XX: The total points and fees exceed 5% of the total loan amount if the total loan amount is $20,000 or more.

Response 1 (10/XX/2023 12:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/XX/2023 is inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/XX/2023 3:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

According to guidelines loans closing in a condominium project require a Condo Questionnaire which was not provided in the loan file. Additional conditions may apply.

Response 1 (10/XX/2023 12:01PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The borrower was qualified with 2 sources of retirement income. Guidelines require award letter or 2 prior years 1099-R and 30 days current proof of receipt. The loan file contains bank statements reflecting 30 days current proof of receipt for the net amount. No award letter or 1099's were provided to confirm gross amount of pension X(XX). Additional conditions may apply.

Response 1 (10/XX/2023 12:02PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated 9/XX/2023 supportive of value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7779094	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.886% and the calculated APR 10.828%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/XX/2023: Credit Report and Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 12:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/XX/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (11/XX/2023 12:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - DTI-

The file contains a lender exception for DTI of 50.40% with the maximum DTI at 45%, per guideline. Deemed non-material due to compensating factors (waived).

(Open) Income - Rental Property Income-

The file contained a lender exception to use property management statements in lieu of canceled checks for rental properties. However, the loan file is did not contain the statements from the property management company used to approve the lender exception.

Response 1 (11/XX/2023 7:51AM)
Leases have been provided instead of ledger statements. Cancelled checks are required. (Upheld)

Response 2 (11/XX/2023 1:18PM)
Waiver granted by Investor. (Waived)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. Guidelines require W2 transcripts. The file did not contain the 2022/2021 transcripts for XX.

Response 1 (11/XX/2023 7:52AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a credit refresh (gap credit) within 10 days of the Note. The loan file is missing the credit score refresh pulled 9/XX/23 reflecting a median score of 734. Additional conditions may apply.

Response 1 (11/XX/2023 7:53AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.	Compensating factors: FICO 739, 12 years on the job, reserves $133,734 Compensating factors: FICO 730, 12 years on the job, reserves $136,132.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
7779100	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.922% and the calculated APR 8.866%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 9/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 9/XX/2023 (Desk Review Fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/XX/2023 1:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 9/XX/2023 does not match the NMLS Registry site. The Broker NMLS was disclosed as the Lender's NMLS.

Response 1 (11/XX/2023 1:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Social Security/Pension-

Social security benefits were considered as effective income, but sufficient supporting documentation was not found in the file. Per Lender's guides the borrower is required to provide an awards letter from the organization or 2 years of 1099s in lieu of the awards letter and 30 days proof of receipt. The loan file contains two months of bank statements verifying receipt; however, the loan file is missing the awards letter and/or 2 years of 1099s as required.

Response 1 (11/XX/2023 8:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

Per the UW Approval, a refresh credit report dated within 10 days of the Note date was required. The file is missing the refresh report.

Response 1 (11/XX/2023 8:29AM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/XX/2023 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
7778051	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 9/XX/2023 (Desk Review Fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 2:34PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 9/XX/2023 does not match the NMLS Registry site. The Lender's NMLS is disclosed as the Broker's NMLS.

Response 1 (10/XX/2023 4:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $16,215.03, which exceeded: 3% of total loan amount. The following fees were included in the testing: Desk Review Fee $150.00, Broker Fee $7,711.03, Broker Processing Fee $750.00, Underwriting Fee $1,295.00, Loan Discount Fee (Points) $6,309.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $8,369.05 is required.

Response 1 (10/XX/2023 2:31PM)
The loan is Non-QM. (Resolved)

(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on 9/XX/2023 has a disclosed Finance Charge of $435,200.08, which is less than the system calculated Finance Charge of $435,665.01. The Finance Charge on the final CD is understated by $464.93 which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Loan Discount Fee (Points) $6,039.00, Condo Questionnaire $454.95, E-filing Fee $10.00, Broker Fee $7,711.03, Prepaid Interest $1,493.44, Broker Processing Fee $750.00, Settlement Fee $795.00, Title-Courier Fee $50.00, Underwriting Fee $1,295.00. A cost to cure in the amount of $464.93 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/XX/2023 4:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XX or more, and the transaction's total points and fees is $16,215.03, which exceeds 5% of the total loan amount of $XX. The following points and fees were included in the calculation: Desk Review Fee $150.00, Broker Fee $7,711.03, Broker Processing Fee $750.00, Underwriting Fee $1,295.00, Loan Discount Fee (Points) $6,309.00. A cost to cure in the amount of $3,318.40 is required.

Response 1 (10/XX/2023 2:06PM)
The explanation provided is not sufficient to cure the finding. If discount points and fees are bona-fide and excludable, provide evidence of undiscounted rate. (Upheld)

Response 2 (10/XX/2023 11:18AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The borrower is a First Time Homebuyer which requires a 12-month VOR with 0x30 per guidelines. The file did not contain a VOR or any documentation to verify the rent payment of $2,250. Additional conditions may apply.

Response 1 (10/XX/2023 12:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation: Condo Questionnaire. Additional conditions may apply.

Response 1 (10/XX/2023 12:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum is missing. The final Closing Disclosure reflected a seller credit in the amount of $7,500. The file contained an addendum labeled #2 which did reflect the credit as $7,500; however, an additional addendum labeled #3 reflected the credit as $5,000. Addendum number 3 states it supersedes addendums 1 (which reflected $3,000) and 2. The file did not contain any other addendums after #3 to allow the $7,500 seller credit.

Response 1 (10/XX/2023 12:58PM)
Documentation received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident period ending 9/XX/2023 for Florida Hurricane XX (XX) with an incident date of 8/XX/2023 to 09/XX/2023 which is after original appraisal date 07/XX/2023. Please provide Property Inspection to confirm no damage.

Response 1 (10/XX/2023 12:57PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. Guidelines require W2 transcripts. The file did not contain the 2022/2021 W2 transcripts.

Response 1 (10/XX/2023 12:55PM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 08/XX/2023, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
7779090	XX	XX	9/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.198% and the calculated APR 10.146%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 6/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR 10.198% and the calculated APR 10.146%, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. The Date Rate Set was: 6/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) Credit Report - Adverse Credit-

The credit report reflected two charged off accounts with XX, each with different account numbers and balances outstanding of $8,059, with charge off dates of 12/2020. Both accounts were reported as co-signed accounts. Per the Lenders guidelines, non-mortgage charge-offs with accounts totals greater than $2,000 must be paid in full prior to or at closing. Evidence to support these two accounts had been paid off was not provided as required.

Response 3 (01/XX/2024 10:38AM)
Waiver granted by Investor. (Waived)

Response 1 (11/XX/2023 7:45AM)
Using 5% the DTI is over 50%. (Upheld)

Response 2 (12/XX/2023 7:40AM)
The logic of the LOE is acknowledged. Please provide evidence from XX that there is only 1 amount owed. (Upheld)

(Clear) Credit - Other-

The Note was dated 9/XX/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed monitoring report no more than 10 days prior to the loan closing or any time after closing. Gap credit dated 8/XX/2023 was provided; however, was greater than 10 days prior to the loan closing.

Response 1 (11/XX/2023 1:41PM)
Documentation received is sufficient. (Resolved)

(Open) Income - Tax Transcripts Missing-

Both borrower are wage earners and provided 2 years of W2's to support income. Per the lender guidelines, wage transcripts were required to support the W2 income and were not provided as required.

Response 1 (11/XX/2023 1:42PM)
Please provide 2022 W2 transcripts, as no record of 2022 1040 so far. (Upheld)

Response 2 (12/XX/2023 7:37AM)
Waiver granted by Investor. (Waived)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. xx desk review dated 8/XX/2023 was provided and supported the appraised value.	67.114% LTV. $5,784 per month residual income. 67.114% LTV. $5,784 per month residual income.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
7771381	XX	XX	8/XX/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/XX/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/XX/2023 1:25PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.779% and the calculated APR 9.729%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 06/XX/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $12,469.50, which exceeds 3 percent of the total loan amount of XX.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 06/XX/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Verification Documentation - VVOE Salaried/Aged-

Per guidelines, a VVOE is required within 10 Business Days of the Note Date. The loan file is missing the VVOE on the borrower's current employment.

Response 1 (11/XX/2023 1:37PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Collection Account-

Per guidelines, individual collection and non-mortgage charge-offs equal to or greater than $250, and accounts that total more than $2,000, must be paid in full prior to or at closing. The loan file did not contain evidence the collection accounts with XX for $1739 and XX for $4717 were paid off.

Response 1 (10/XX/2023 8:28AM)
KD Shamrock Pro collection is not 4 years old and documentation was not provided confirming the collection was medical related. (Upheld)

Response 2 (11/XX/2023 11:56AM)
Using a 5% balance payment takes the DTI over 50%. Payoff is required. (Upheld)

Response 3 (11/XX/2023 12:35PM)
Explanation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The loan file contains a lender exception to allow the loan to close at an LTV of 75% with a credit score of 631 on a cash out refinance. Per the XX guidelines, maximum LTV is 70% for FICO score of 631 on a cash out refinance. Compensating factors deem non-material.

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/XX/23, which supports the appraised value.	Compensating Factors: longevity in nursing field; owns subject residence 10+ years with no mortgage late payments; Reserves of $35,731.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A